2 As filed with the  Securities  and  Exchange  Commission  on
     February 26, 1999
 Securities  Act  File No.  33-92712
 Investment  Company  Act File No.
811-9050

===============================================================================

                                  SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C. 20549


                                              FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
  X

        Pre-Effective Amendment No.

        Post-Effective Amendment No.     11
   X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
   X
        Amendment No.      15
   X


                                            PANORAMA TRUST
                          (Exact Name of Registrant as Specified in Charter)

                                 One Exchange Place, Boston, MA 02109

           Registrant's Telephone Number, including Area Code: (617) 535-0525

Name and Address of Agent for Service:                           Copies to:
Gail A. Hanson, Esq.                                      Joseph P. Barri, Esq.
First Data Investor Services Group, Inc.                        Hale and Dorr
101 Federal Street                                            60 State Street
BOS 610         Boston, MA 02109
Boston, Massachusetts  02110



        It is proposed that the filing will become effective:

        ____ immediately upon filing pursuant to paragraph (b) on February 3, 1999 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1)
              X on April 30,  1999  pursuant to  paragraph  (a)(1)      75 days
               after filing pursuant to paragraph (a)(2) on pursuant to paragraph (a)(2) of Rule 485

PICTET GLOBAL EMERGING MARKETS FUND



























LOGO:
Left-facing
heraldic
lion


PICTET






1 8 0 5



















PROSPECTUS
APRIL 30, 1999




























The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.








TABLE OF CONTENTS



RISK/RETURN SUMMARY



4

Investment goal



4

Principal investments and strategies



4

Principal investment risks



4

Total return



5

Fees and expenses



5

THE FUND'S INVESTMENTS



6

INVESTMENT ADVISER



7

INVESTMENT AND ACCOUNT POLICIES



8

Calculation of net asset value



8

Purchasing fund shares



8

Year 2000



8

Exchanging between Pictet funds



9

Redeeming fund shares



9

Dividends, distributions and taxes



9

FINANCIAL HIGHLIGHTS



10

FOR MORE INFORMATION

back
cover





















RISK/RETURN SUMMARY



Investment
goal

Long term growth of capital.


Principal
investments
and
strategies

The fund invests primarily in
equity securities of companies
in emerging market countries.

The fund normally invests in at
least 15, but never fewer than
eight, emerging market
countries.

Emerging
market
equities

Equity securities include common
and preferred stocks, investment
company shares, convertible debt
securities, warrants,
subscription rights, interests
in government owned or
controlled enterprises and
depositary receipts for foreign
stocks.

Emerging market countries are
those identified as developing
or emerging countries by the
World Bank, International
Finance Corporation or United
Nations or countries not listed
in the MSCI World Index.

Emerging market stocks means
equity securities:
?	That are traded primarily
in an emerging market country.
?	Of companies that derive
50% or more of total revenue
from goods or services produced
or sold in emerging market
countries.
?	Of companies organized and
with a principal office in an
emerging market country.

How the
adviser
selects the
fund's
investments

In allocating the fund's assets
among emerging market countries,
the adviser uses a proprietary
database to screen for countries
that meet the following
standards:
?	Suitable safe custody of
assets and freedom of capital
movement.
?	A higher than average
number of undervalued stocks.
?	A favorable domestic
liquidity environment.
?	A reasonably liquid and
diverse stock market.
A good or improving fiscal
balance.
An undervalued or fairly valued
exchange rate, combined with
sustainable trade and current
account balances.

In selecting individual emerging
market stocks, the adviser looks
for companies with:
?	Current or potential high
and stable cash generation.
?	Strong, liquid balance
sheets.
?	Asset valuations
(including debt) significantly
below replacement cost, or below
the average for its sector on a
global basis.
?	Low buy-out multiples.
?	Low price to franchise
value in the case of banks,
combined with a high return on
equity.


Principal
investment
risks

An
investment
in the fund
is not a
bank deposit
and is not
insured or
guaranteed
by the
Federal
Deposit
Insurance
Corporation
or any other
government
agency.

Investors could lose money on
their investments in the fund or
the fund may not perform as well
as other investments if any of
the following occurs:
?	Foreign or emerging market
stock prices go down generally.
?	Changes in foreign
currency rates depress the value
of the fund's investments.
?	An adverse event, such as
an unfavorable earnings report,
depresses the value of a
particular company's stock.
?	The adviser's judgment
about country allocations or the
attractiveness, value or
potential appreciation of a
particular stock proves to be
incorrect.

Emerging market countries and
stocks present the following
special risks:
?	Greater likelihood of
economic, political or social
instability.
?	More volatile stock
markets.
?	The contagious effect of
market or economic setbacks in
one country on other emerging
market countries.
?	Possible governmental
restrictions on currency
conversions or trading.
?	Difficulty in accurately
valuing emerging market stocks
or selling them at their fair
value, especially in down
markets.
?	Availability of less
information about emerging
market companies because of less
rigorous accounting and
regulatory standards.



RISK/RETURN SUMMARY






Total return





Quarterly
returns

This bar chart indicates the
risks of investing in the fund by
showing changes in the fund's
performance from year to year.
Past performance does not
necessarily indicate how the fund
will perform in the future.

Highest:  xx% in ___ quarter 199X
Lowest:   xx% in ___ quarter 199X










The table below indicates the
risks of investing in the fund by
comparing the fund's average
annual total returns for the
periods shown to those of the
International Finance Corporation
Global Composite Index, an
unmanaged index of stocks traded
in 27 different countries.






Average annual total returns
Periods ended December 31, 1998









1 Year


Life of Fund
(began 10/4/95)



Pictet Global Emerging Markets Fund

xx.xx%


xx.xx%



IFC Global Composite Index

xx.xx%


xx.xx%










Fees and
expenses

This table
describes
the fees and
expenses
that you may
pay if you
buy and hold
shares of
the fund.

For year ended 12/31/98






Shareholder fees
(paid directly from your investment)


None





Annual fund operating expenses before
expense limitation (deducted from fund
assets)1







Advisory fees

1.25%





Other expenses

0.61%





Total annual fund operating expenses

1.84%





1  After expense limitation, expenses were






Advisory fees

1.11%





Other expenses

0.59%





Total annual fund operating expenses

1.70%




This example
is intended
to help you
compare the
cost of
investing in
the fund
with the
cost of
investing in
other mutual
funds.

The example assumes that:
?	You invest $10,000 in the fund for
the time periods indicated.
?	Your investment has a 5% return
each year.
?	The fund's operating expenses
remain the same.
?	You redeem your investment at the
end of each period.

Although your actual costs may be
higher or lower, under these
assumptions your costs would be:






1 year

3
years

5 years

10 years



$xxx

$xxx

$xxx

$x,xxx








THE FUND'S INVESTMENTS



Depositary
receipts

Depositary receipts are
securities issued by banks and
other financial institutions
that represent interests in the
stocks of foreign companies.
They include

American Depositary Receipts,
European Depositary Receipts,
Global Depositary Receipts and
Russian Depositary Certificates.

Debt
securities

The fund may invest up to 35% of
its assets in investment grade
debt securities of U.S. and
foreign corporate and
governmental issuers.  These may
include all types of debt
securities of any maturity or
duration.

The value of debt securities
will go down if interest rates
go up, or the issuer of the
security has its credit rating
downgraded or defaults on its
obligation to pay principal or
interest.

Securities are investment grade
if they:
?	Are rated in one of the
top four long-term rating
categories of a nationally
recognized statistical rating
organization.
?	Have received a comparable
short-term or other rating.
?	Are unrated securities
that the adviser believes to be
of comparable quality.

The fund's credit standards also
apply to counterparties to OTC
derivative contracts.

Defensive
investments

The fund may depart from its
principal investment strategies
in response to adverse market
conditions by taking temporary
defensive positions in all

types of money market and short-
term debt securities.  If the
fund takes a temporary defensive
position, it may be unable to
achieve its investment goal.

Derivatives
and hedging
techniques

The fund may, but is not
required to, use derivative
contracts for any of the
following purposes:
?	To hedge against the
economic impact of adverse
changes in the market value of
its securities, because of
changes in stock market prices
or currency exchange rates.
?	As a substitute for buying
or selling securities or
currencies.

Derivative contracts include
options and futures on
securities, securities indices
or currencies; options on these
futures; forward currency
contracts; and currency swaps.
A derivative contract will
obligate or entitle the fund to
deliver or receive an asset or
cash payment based on the change
in value of one or more
securities, currencies or
indices.

Even a small investment in
derivative contracts can have a
big impact on the fund's stock
market or currency exposure.
Therefore, using derivatives can
disproportionately increase
losses and reduce opportunities
for gains when stock prices or
currency rates are changing.

The fund may not fully benefit
from or may lose money on
derivatives if changes in their
value do not correspond
accurately to changes in the
value of the fund's holdings.
The other parties to over-the-
counter derivative contracts
present the same types of
default risk as issuers of fixed
income securities.  Derivatives
can also make the fund less
liquid and harder to value,
especially in declining markets.

Portfolio
turnover

The fund may engage in active
and frequent trading.  This may
lead to the realization and
distribution to share-holders of
higher capital gains, which

would increase their tax
liability.  Frequent trading
also increases transaction
costs, which could detract from
the fund's performance.

The fund's
investment
goal

The fund's board of trustees may
change the fund's investment
goal without obtaining the
approval of the fund's

shareholders.  The fund might
not succeed in achieving its
goal.





INVESTMENT ADVISER





The fund's
investment
adviser is
Pictet
Internationa
l Management
Limited.


The adviser provides investment
advice and portfolio management
services to the fund.  Under the
supervision of the fund's board
of trustees, the adviser makes
the fund's day-to-day investment
decisions, arranges for the
execution of portfolio
transactions and makes available
the research services of its
portfolio managers and security
analysts.

During the year ended December
31, 1998, the fund paid the
adviser an advisory fee equal to
____% of the fund's average
daily net assets.  The adviser
has agreed to cap the fund's
total annual operating expenses
at no more than 1.70% annually
of the fund's average daily net
assets.  This cap does not apply
to brokerage commissions, taxes,
interest and litigation,
indemni-fication and other
extraordinary expenses.  This
expense cap can be revoked at
any time.


Established in 1980, the adviser
currently manages approximately
$[5] billion of assets for more
than 50 accounts.  The adviser
focuses on managing
international fixed income and
equity portfolios for U.S. and
international institutional
clients.  Its address is Cutlers
Gardens, 5 Devonshire Square,
London, United Kingdom EC2M 4WB.
The adviser is both registered
as a U.S. investment adviser and
regulated in the United Kingdom
by the Investment Management
Regulatory Organisation.

The adviser is an affiliate of
Pictet & Cie, a Swiss private
bank that was founded in 1805.
As of December 31, 1998, Pictet
& Cie managed over $[52] billion
of assets for institutional and
private clients.  Pictet & Cie
is owned by eight partners.


The fund's
portfolio
managers

Names of managers

Positions during last five years




Douglas Polunin
 (since 1989)

Senior investment manager of the adviser, with responsibility for emerging market investments.




Richard Ormond
(since 1990)

Senior investment manager of the adviser, on the emerging markets team. He focuses mainly on the Indian subcontinent, the Middle East and Africa.




Julian Garel-Jones
(since 1996)

Senior investment manager of the adviser, on the emerging markets team, with special responsibility for Latin America. Before joining the adviser in 1996, a Latin
American fund manager for the Rothschild
Group in London.




Jura Ostrowsky
(since 1994)

Senior investment manager of the adviser, on the emerging markets team, with special responsibility for Russia and the former
Soviet Union republics. Before joining the adviser in 1994, a research analyst for UBS in Switzerland.




Paul Parsons
(since 1995)

Senior investment manager of the adviser, on the emerging markets team, with special responsibility for Asia equities. Before joining the adviser in January 1995, an Asia fund portfolio manager for Invesco
MIM.



INVESTMENT AND ACCOUNT POLICIES





Calculation
of net asset
value

The fund calculates its net
asset value per share (NAV) at
the close of regular trading on
the New York Stock Exchange
(normally 4:00 p.m. Eastern
time) on each business day.  A
business day is a weekday when
the adviser, the exchange and
the Federal Reserve Bank of New
York are all open for business.
If the New York Stock Exchange
closes early, the time for
calculating NAV and the
deadlines for share transactions
will be accelerated to the
earlier closing times.

The fund generally values its
fund securities based on market
prices or quotations.  The
fund's currency conversions are
done when the London Stock
Exchange closes, which is
12:00 noon Eastern time.


When market prices are not
available, or when the adviser
believes that they are
unreliable or that the value of
securities has been materially
affected by events occurring
after a foreign exchange closes,
the fund may price those
securities at fair value.  Fair
value is determined in
accordance with procedures
approved by the fund's board.  A
fund that uses fair value to
price securities may value those
securities higher or lower than
another fund using market
quotations to price the same
securities.

International markets may be
open on days when U.S. markets
are closed.  The value of
foreign securities owned by the
fund could change on days when
investors cannot buy or redeem
shares.


Purchasing
fund shares

The adviser, its affiliates or
other institutions
(collectively, "institutions")
may buy shares of the fund
without a sales charge.  Any
other person who wants to buy
fund shares should contact an
institution.  Institutions are
responsible for transmitting
orders promptly to the fund's
transfer agent.


Investment Minimums





Initial purchase
Additional purchases

$100,000
$10,000




Fund officers have discretion to
waive or reduce any of the above
minimum investment requirements.


Purchase
orders and
payments

A purchase order will be filled
at the fund's NAV next
calculated after the order has
been received in proper form by
the fund's transfer agent,
Investors Services Group.
Institutions must send payment
for fund shares in federal funds
to the transfer agent by 12:00
noon Eastern time on the next
business day.


Institutions and other investors
should contact the adviser for
information about:
?	Purchase and wire payment
procedures.
?	Purchasing fund shares
through in-kind exchanges of
securities.

The fund and its distributor
reserve the right to suspend the
offering of fund shares or to
reject any purchase order.


Telephone
transactions

The fund and its transfer agent
have procedures designed to
verify that telephone
instructions are genuine.  If
they


follow these procedures, they
will not be liable for any
losses caused by acting on
unauthorized telephone
instructions.










Year 2000

The fund's securities trades, pricing and accounting services and other operations could be disrupted if the computer systems of the fund's adviser, distributor, custodian or transfer agent were unable to recognize dates after 1999. The adviser and other service providers have told the fund that they are taking action to prevent, and do not expect the fund to suffer from, significant year 2000 problems. In addition, the companies in which the fund invests may have year 2000 problems. The value of their securities could go down if they cannot fix these problems in time or if fixing these problems is very expensive.






INVESTMENT AND ACCOUNT POLICIES





Exchanges
between
Pictet funds

You may exchange shares of the
fund for shares of any other
Pictet fund at the NAV of the
funds next determined after
receipt of your exchange
request.  Both accounts must
have identical registrations.
Exchanges must meet the
applicable minimum initial
investment requirements for the
acquired fund.  A shareholder
may exchange into another fund
only if its shares may legally
be sold in the shareholder's
home state.


To protect other shareholders of
the fund, the fund may cancel
the exchange privileges of any
person that, in the opinion of
the fund, is using market timing
strategies.  The fund may also
close the accounts of
shareholders whose exchange
privilege has been cancelled.
The fund's trustees may change
or terminate the exchange
privilege on 60 days' advance
notice to shareholders.


Redeeming
fund shares

A shareholder may redeem shares
of the fund on any business day
at the NAV next calculated after
the transfer agent receives the
redemption request in proper
form.  Institutions are
responsible for promptly
transmitting redemption orders
to the fund's transfer agent.

Redemption proceeds are usually
sent by wire on the business day
after the effective date of a
redemption.  Under


unusual circumstances, the fund
may suspend redemptions, if
allowed by the SEC, or postpone
payment up to seven days.

The fund may also pay redemption
proceeds in kind by giving
securities to redeeming
shareholders.  Shareholders may
pay transaction costs to dispose
of these securities.


Closing
sub-minimum
accounts

The fund may close a
shareholder's account if, for
reasons other than investment
losses, the value of shares in
the account falls below
$100,000.  After the


fund notifies a shareholder of
the fund's intention to close
the account, the shareholder
will have 30 days to bring the
account back to the minimum
level.










Dividends,
distribution
s
and taxes

Redemptions and exchanges of fund shares are taxable events on which shareholders may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. The fund declares and pays dividends and distributions according to the following schedule.




Dividends
are paid in
additional
shares of
the fund.

Type of
Distribution

Declare
d
and
Paid


Federal
Tax Status


Dividends from net investment
income

Annually


Taxable as ordinary income


Distributions of short term
capital gain

Annually


Taxable as ordinary income


Distributions of long term
capital gain

Annually


Taxable as capital gain


Investors should generally avoid
investing in the fund shortly
before an expected dividend or
distribution.  Otherwise, they
may pay taxes on dividends or
distributions that are
economically equivalent to a
partial return of their
investment.  Shareholders should
consult their tax advisers about
particular federal, state, local
and other taxes that may apply
to them.


Every January, the fund will
send shareholders information
about the fund's dividends and
distributions during the
previous calendar year.  Most of
the fund's distributions are
expected to be capital gains.
If a shareholder does not
provide the fund with a correct
taxpayer identification number
and required certifications, it
may be subject to federal backup
withholding tax.



FINANCIAL HIGHLIGHTS


FOR MORE INFORMATION


For investors who want more information
about Pictet Global Emerging Markets
Fund, the following documents are
available free upon request.

Annual/Semiannual Reports  Additional
information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed
information about the fund and is
incorporated into this prospectus by
reference.





Investment Company Act file no. 811-9050

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the fund by contacting the fund at:

Pictet Global Emerging Markets Fund
c/o First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581
Telephone: 1-800-___-____
[E-mail: xxxxxxxx@__________.com
Internet: http://www.__________.com]

Investors can review the fund's reports
and SAIs at the Public Reference Room of the Securities and Exchange Commission.
Investors can get text-only copies:

For a fee, by writing to the Public
Reference Room of the Commission,
Washington, D.C. 20549-6009
Free from the Commission's Internet
website at http://www.sec.gov.

Investors can get information about the
operation of the Public Reference Room by calling 1-800-SEC-0330.











INVESTMENT ADVISER
Pictet International
Management Limited
Toll-free: 1-800-___-
____

ADMINISTRATOR
First Data Investor
Services Group, Inc.

TRANSFER AGENT
First Data Investor
Services Group, Inc.
Toll-free: 1-800-___-
____

LEGAL COUNSEL
Hale and Dorr LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

CUSTODIAN
Brown Brothers
Harriman & Co.




PICTET INTERNATIONAL
SMALL COMPANIES FUND























LOGO:
Left-facing
heraldic lion

PICTET




1 8 0 5
















PROSPECTUS
APRIL 30, 1999

























The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.




TABLE OF CONTENTS


RISK/RETURN SUMMARY

4
Investment goal

4
Principal investments and strategies

4
Principal investment risks

4
Total return

5
Fees and expenses

5
THE FUND'S INVESTMENTS

6
INVESTMENT ADVISER

7
INVESTMENT AND ACCOUNT POLICIES

8
Calculation of net asset value

8
Purchasing fund shares

8
Year 2000

8
Exchanging between Pictet funds

9
Redeeming fund shares

9
Dividends, distributions and taxes

9
FINANCIAL HIGHLIGHTS

10
FOR MORE INFORMATION
back
cover
















RISK/RETURN SUMMARY


Investment
goal
Long term growth of capital.

Principal
investments
and
strategies
The fund invests primarily in
equity securities of companies
with small market
capitalizations located outside
the United States.  The fund may
invest up to 35% of
its assets in medium and large
capitalization companies.  The
fund normally invests in at
least three countries other than
the U.S.
Emerging
market
equities
Equity securities include common
and preferred stocks, investment
company shares, convertible debt
securities, warrants,
subscription rights, interests
in government owned or
controlled enterprises and
depositary receipts for foreign
stocks.

The fund considers companies to
be small cap companies if they
are in the same size
range as the bottom 20% of U.S.
publicly traded companies, as
measured by their market
capitalizations.  These small
cap companies usually have
individual market
capitalizations of $1 billion or
less, but may be larger.
Foreign small cap companies may
rank above the bottom 20% or
even among the largest
capitalization companies in
their own countries' markets.
How the
adviser
selects the
fund's
investments
In allocating the fund's assets
among countries, regions and
currencies, the adviser uses a
"top-down" approach.  This
involves using a proprietary,
quantitative model to evaluate
more than 40 countries based on
such factors as:
?	Economic trends, including
the direction of interest rates
and industrial production
capacity constraints.
?	Equity and fixed income
market valuations.
?	Current market liquidity.
In selecting individual stocks,
the adviser uses a "bottom-up"
approach that focuses on
evaluating individual small cap
companies.  The adviser has
access to information on
approximately 8,000 companies
and maintains a proprietary
database on a further 800
companies.  The adviser looks
for high quality, growth-
oriented companies with the
following characteristics:
?	Reasonable valuations and
relatively inexpensive stock
prices.
?	Strong balance sheets and
surplus net income.
?	Profitability ratios that
are above-average for a
company's market or sector.
Principal
investment
risks

An
investment
in the fund
is not a
bank deposit
and is not
insured or
guaranteed
by the
Federal
Deposit
Insurance
Corporation
or any other
government
agency.
Investors could lose money on
their investments in the fund or
the fund may not perform as well
as other investments if any of
the following occurs:
?	Foreign stock prices go
down generally.
?	An adverse event, such as
an unfavorable earnings report,
depresses the value of a
particular company's stock.
?	The adviser's judgment
about country allocations or the
attractiveness, value or
potential appreciation of a
particular stock proves to be
incorrect.

Investing in small cap foreign
companies involves special
risks, which are more severe in
certain emerging market
countries.
?	There may be unfavorable
foreign government actions,
political or
economic instability or less
accurate information about
foreign companies.
?	A decline in the value of
foreign currencies relative to
the U.S. dollar will reduce the
value of securities denominated
in those currencies.
?	Small cap companies may
have limited product lines,
markets and financial resources.
They may have shorter operating
histories and more volatile
businesses.
?	The prices of foreign
small cap stocks tend to be more
volatile than the prices of
other stocks.
?	The stock market may
temporarily favor large cap over
small cap stocks.
?	Foreign securities and
small cap stocks are sometimes
less liquid and harder to value
than securities of U.S. issuers
or large cap stocks.
RISK/RETURN SUMMARY







Total return





Quarterly
returns
This bar chart indicates the risks
of investing in the fund by
showing changes in the fund's
performance from year to year.
Past performance does not
necessarily indicate how the fund
will perform in the future.

Highest:  xx% in ___ quarter 199X
Lowest:   xx% in ___ quarter 199X






The table below indicates the
risks of investing in the fund by
comparing the fund's average
annual total returns for the
periods shown to those of two
unmanaged indices of small and
medium cap stocks of non-U.S.
companies.





Average annual total returns
Periods ended December 31, 1998







1 Year

Life of Fund
(began 2/7/96)


Pictet International Small Companies Fund xx.xx%

xx.xx%


HSBC James Capel World (ex-US.)
Small Companies Index
xx.xx%

xx.xx%


Financial Times/S&P World (ex-US.)
Medium-Small Cap Index
xx.xx%

xx.xx%







Fees and
expenses

This table
describes the
fees and
expenses that
you may pay
if you buy
and hold
shares of the
fund.
For year ended 12/31/98





Shareholder fees
(paid directly from your investment)

None




Annual fund operating expenses before
expense limitation (deducted from fund
assets)1





Advisory fees
1.00%




Other expenses
x.xx%




Total annual fund operating expenses
x.xx%




1  After expense limitation, expenses were





Advisory fees
x.xx%




Other expenses
x.xx%




Total annual fund operating expenses
1.20%



This example
is intended
to help you
compare the
cost of
investing in
the fund with
the cost of
investing in
other mutual
funds.
The example assumes that:
?	You invest $10,000 in the fund for
the time periods indicated.
?	Your investment has a 5% return
each year.
?	The fund's operating expenses
remain the same.
?	You redeem your investment at the
end of each period.
Although your actual costs may be
higher or lower, under these
assumptions your costs would be:





1 year
3 years
5 years
10 years


$xxx
$xxx
$xxx
$x,xxx




THE FUND'S INVESTMENTS


Depositary
receipts
Depositary receipts are securities
issued by banks and other financial
institutions that represent interests in the stocks of foreign companies. They include
American Depositary Receipts, European
Depositary Receipts, Global Depositary
Receipts and Russian Depositary
Certificates.
Debt securities
The fund may invest up to 35% of its
assets in investment grade debt
securities of U.S. and foreign corporate and governmental issuers. These may include all types of debt securities of any maturity or duration.

The value of debt securities will go
down if interest rates go up, or the
issuer of the security has its credit
rating downgraded or defaults on its
obligation to pay principal or interest.
Securities are investment grade if they:
?	Are rated in one of the top four
long-term rating categories of a
nationally recognized statistical rating
organization.
?	Have received a comparable short-
term or other rating.
?	Are unrated securities that the
adviser believes to be of comparable
quality.

The fund's credit standards also apply
to counterparties to OTC derivative
contracts.
Defensive
investments
The fund may depart from its principal
investment strategies in response to
adverse market conditions by taking
temporary defensive positions in all
types of money market and short-term
debt securities.  If the fund takes a
temporary defensive position, it may be
unable to achieve its investment goal.
Derivatives
and hedging
techniques
The fund may, but is not required to,
use derivative contracts for any of the
following purposes:
?	To hedge against the economic
impact of adverse changes in the market
value of its securities, because of
changes in stock market prices or
currency exchange rates.
?	As a substitute for buying or
selling securities or currencies.

Derivative contracts include options and futures on securities, securities indices or currencies; options on these futures; forward currency contracts; and currency swaps. A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.
Even a small investment in derivative
contracts can have a big impact on the
fund's stock market or currency
exposure.  Therefore, using derivatives
can disproportionately increase losses
and reduce opportunities for gains when
stock prices or currency rates are
changing.

The fund may not fully benefit from or
may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to over-the-counter derivative contracts present the same types of default risk as issuers of fixed income securities.
Derivatives can also make the fund less
liquid and harder to value, especially
in declining markets.
Portfolio
turnover
The fund may engage in active and
frequent trading.  This may lead to the
realization and distribution to share-
holders of higher capital gains, which
would increase their tax liability.
Frequent trading also increases
transaction costs, which could detract
from the fund's performance.
The fund's
investment goal
The fund's board of trustees may
change the fund's investment
goal without obtaining the
approval of the fund's
shareholders.  The fund might
not succeed in achieving its
goal.



INVESTMENT ADVISER




The fund's
investment
adviser is
Pictet
International
Management
Limited.

The adviser provides investment
advice and portfolio management
services to the fund.  Under the
supervision of the fund's board
of trustees, the adviser makes
the fund's day-to-day investment
decisions, arranges for the
execution of portfolio
transactions and makes available
the research services of its
portfolio managers and security
analysts.

During the year ended December
31, 1998, the fund paid the
adviser an advisory fee equal to
____% of the fund's average
daily net assets.  The adviser
has agreed to cap the fund's
total annual operating expenses
at no more than 1.20% annually
of the fund's average daily net
assets.  This cap does not apply
to brokerage commissions, taxes,
interest and litigation,
indemni-fication and other
extraordinary expenses.  This
expense cap can be revoked at
any time.

Established in 1980, the adviser
currently manages approximately
$[5] billion of assets for more
than 50 accounts.  The adviser
focuses on managing
international fixed income and
equity portfolios for U.S. and
international institutional
clients.  Its address is Cutlers
Gardens, 5 Devonshire Square,
London, United Kingdom EC2M 4WB.
The adviser is both registered
as a U.S. investment adviser and
regulated in the United Kingdom
by the Investment Management
Regulatory Organisation.

The adviser is an affiliate of
Pictet & Cie, a Swiss private
bank that was founded in 1805.
As of December 31, 1998, Pictet
& Cie managed over $[52] billion
of assets for institutional and
private clients.  Pictet & Cie
is owned by eight partners.

The fund's
portfolio
managers
Names of managers
Positions during last five years



Michael McLaughlin
(since 1995)
Senior investment manager of the adviser within the Smaller Companies Team. He is responsible for the Asia Pacific region.
Prior to joining Pictet, he was the Japanese investment manager at Provident Mutual.



Nils Francke
(since 1994)
Senior investment manager of the adviser within the Smaller Companies Team. Prior to joining Pictet, he worked for M M Warburg
Bank in Hamburg, Salomon Brothers Inc. in
New York and Schroder Munchmeyer Hengst of
Germany.



Robert Treich
(since 1996)
Senior investment manager of the adviser and head of the Smaller Companies Team. Prior to joining Pictet, he worked for Richardson
Greenshields of Canada.



Philippe Sarreau
(since 1998)
Senior investment manager of the adviser within the Smaller Companies Team. Prior to joining Pictet, he worked at Credit Lyonnais as a French smaller companies analyst and later was responsible for the development of a specialized small cap sales team in London.


















INVESTMENT AND ACCOUNT POLICIES




Calculation
of net asset
value
The fund calculates its net
asset value per share (NAV) at
the close of regular trading on
the New York Stock Exchange
(normally 4:00 p.m. Eastern
time) on each business day.  A
business day is a weekday when
the adviser, the exchange and
the Federal Reserve Bank of New
York are all open for business.
If the New York Stock Exchange
closes early, the time for
calculating NAV and the
deadlines for share transactions
will be accelerated to the
earlier closing times.

The fund generally values its
fund securities based on market
prices or quotations.  The
fund's currency conversions are
done when the London Stock
Exchange closes, which is
12:00 noon Eastern time.

When market prices are not
available, or when the adviser
believes that they are
unreliable or that the value of
securities has been materially
affected by events occurring
after a foreign exchange closes,
the fund may price those
securities at fair value.  Fair
value is determined in
accordance with procedures
approved by the fund's board.  A
fund that uses fair value to
price securities may value those
securities higher or lower than
another fund using market
quotations to price the same
securities.

International markets may be
open on days when U.S. markets
are closed.  The value of
foreign securities owned by the
fund could change on days when
investors cannot buy or redeem
shares.

Purchasing
fund shares
The adviser, its affiliates or
other institutions
(collectively, "institutions")
may buy shares of the fund
without a sales charge.  Any
other person who wants to buy
fund shares should contact an
institution.  Institutions are
responsible for transmitting
orders promptly to the fund's
transfer agent.

Investment Minimums




Initial purchase
Additional purchases
$100,000
$10,000



Fund officers have discretion to
waive or reduce any of the above
minimum investment requirements.

Purchase
orders and
payments
A purchase order will be filled
at the fund's NAV next
calculated after the order has
been received in proper form by
the fund's transfer agent,
Investors Services Group.
Institutions must send payment
for fund shares in federal funds
to the transfer agent by 12:00
noon Eastern time on the next
business day.

Institutions and other investors
should contact the adviser for
information about:
?	Purchase and wire payment
procedures.
?	Purchasing fund shares
through in-kind exchanges of
securities.

The fund and its distributor
reserve the right to suspend the
offering of fund shares or to
reject any purchase order.

Telephone
transactions
The fund and its transfer agent
have procedures designed to
verify that telephone
instructions are genuine.  If
they

follow these procedures, they
will not be liable for any
losses caused by acting on
unauthorized telephone
instructions.






Year 2000
The fund's securities trades, pricing and accounting services and other operations could be disrupted if the computer systems of the fund's adviser, distributor, custodian or transfer agent were unable to recognize dates after 1999. The adviser and other service providers have told the fund that they are taking action to prevent, and do not expect the fund to suffer from, significant year 2000 problems. In addition, the companies in which the fund invests may have year 2000 problems. The value of their securities could go down if they cannot fix these problems in time or if fixing these problems is very expensive.



INVESTMENT AND ACCOUNT POLICIES




Exchanges
between
Pictet funds
You may exchange shares of the
fund for shares of any other
Pictet fund at the NAV of the
funds next determined after
receipt of your exchange
request.  Both accounts must
have identical registrations.
Exchanges must meet the
applicable minimum initial
investment requirements for the
acquired fund.  A shareholder
may exchange into another fund
only if its shares may legally
be sold in the shareholder's
home state.

To protect other shareholders of
the fund, the fund may cancel
the exchange privileges of any
person that, in the opinion of
the fund, is using market timing
strategies.  The fund may also
close the accounts of
shareholders whose exchange
privilege has been cancelled.
The fund's trustees may change
or terminate the exchange
privilege on 60 days' advance
notice to shareholders.

Redeeming
fund shares
A shareholder may redeem shares
of the fund on any business day
at the NAV next calculated after
the transfer agent receives the
redemption request in proper
form.  Institutions are
responsible for promptly
transmitting redemption orders
to the fund's transfer agent.

Redemption proceeds are usually
sent by wire on the business day
after the effective date of a
redemption.  Under

unusual circumstances, the fund
may suspend redemptions, if
allowed by the SEC, or postpone
payment up to seven days.

The fund may also pay redemption
proceeds in kind by giving
securities to redeeming
shareholders.  Shareholders may
pay transaction costs to dispose
of these securities.

Closing
sub-minimum
accounts
The fund may close a
shareholder's account if, for
reasons other than investment
losses, the value of shares in
the account falls below
$100,000.  After the

fund notifies a shareholder of
the fund's intention to close
the account, the shareholder
will have 30 days to bring the
account back to the minimum
level.






Dividends,
distributions
and taxes
Redemptions and exchanges of fund shares are taxable events on which shareholders may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. The fund declares and pays dividends and distributions according to the following schedule.



Dividends
are paid in
additional
shares of
the fund.
Type of
Distribution
Declared
and Paid

Federal
Tax Status

Dividends from net investment
income
Annually

Taxable as ordinary income

Distributions of short term
capital gain
Annually

Taxable as ordinary income

Distributions of long term
capital gain
Annually

Taxable as capital gain

Investors should generally avoid
investing in the fund shortly
before an expected dividend or
distribution.  Otherwise, they
may pay taxes on dividends or
distributions that are
economically equivalent to a
partial return of their
investment.  Shareholders should
consult their tax advisers about
particular federal, state, local
and other taxes that may apply
to them.

Every January, the fund will
send shareholders information
about the fund's dividends and
distributions during the
previous calendar year.  Most of
the fund's distributions are
expected to be capital gains.
If a shareholder does not
provide the fund with a correct
taxpayer identification number
and required certifications, it
may be subject to federal backup
withholding tax.


FINANCIAL HIGHLIGHTS



FOR MORE INFORMATION

For investors who want more information
about Pictet International Small Companies
Fund, the following documents are available free upon request.

Annual/Semiannual Reports  Additional
information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the fund and is incorporated into this prospectus by reference.







Investment Company Act file no. 811-9050
Investors can get free copies of reports and SAIs, request other information and discuss their questions about the fund by contacting the fund at:

Pictet International Small Companies Fund
c/o First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581
Telephone: 1-800-___-____
[E-mail: xxxxxxxx@__________.com
Internet: http://www.__________.com]

Investors can review the fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission.
Investors can get text-only copies:

?	For a fee, by writing to the Public
Reference Room of the Commission,
Washington, D.C. 20549-6009
?	Free from the Commission's Internet
website at http://www.sec.gov.

Investors can get information about the
operation of the Public Reference Room by calling 1-800-SEC-0330.







INVESTMENT ADVISER
Pictet International
Management Limited
Toll-free: 1-800-___-____
ADMINISTRATOR
First Data Investor
Services Group, Inc.
TRANSFER AGENT
First Data Investor
Services Group, Inc.
Toll-free: 1-800-___-____
LEGAL COUNSEL
Hale and Dorr LLP
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
CUSTODIAN
Brown Brothers
Harriman & Co.




PICTET EASTERN EUROPEAN FUND




























LOGO:
Left-facing
heraldic
lion


PICTET






1 8 0 5



















PROSPECTUS
APRIL 30, 1999



























The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.








TABLE OF CONTENTS



RISK/RETURN SUMMARY



4

Investment goal



4

Principal investments and strategies



4

Principal investment risks



4

Total return



5

Fees and expenses



5

THE FUND'S INVESTMENTS



6

INVESTMENT ADVISER



7

INVESTMENT AND ACCOUNT POLICIES



8

Calculation of net asset value



8

Purchasing fund shares



8

Year 2000



8

Exchanging between Pictet funds



9

Redeeming fund shares



9

Dividends, distributions and taxes



9

FINANCIAL HIGHLIGHTS



10

FOR MORE INFORMATION

back
cover





















RISK/RETURN SUMMARY



Investment
goal

Capital appreciation.


Principal
investments
and
strategies

The fund invests primarily in
equity securities of companies
located or conducting a
significant amount of

business in Eastern Europe.  The
fund may invest in companies
with small, medium or large
market capitalizations.

Emerging
market
equities

Equity securities include common
and preferred stocks, investment
company shares, convertible debt
securities, warrants,
subscription rights, interests
in government owned or
controlled enterprises and
depositary receipts for foreign
stocks.

Eastern Europe includes
countries that used to form part
of the Soviet Union, namely the
Commonwealth of Independent
States, the Baltic States,
countries located in the Balkans
and former CEFTA countries.  The
fund currently focuses on
companies in Hungary, the Czech
Republic, Poland and Russia.  In
the future, the fund may shift
its focus to other Eastern
European countries.

How the
adviser
selects the
fund's
investments

The adviser uses a "bottom-up"
approach in managing the fund's
portfolio.  This means that the
particular stocks selected for
the portfolio will determine the
amount of the fund's investment
in each Eastern European
country.  However, the adviser
will consider country-specific
risks and the fund's total
exposure to any one country in
deciding whether to invest in
particular companies.

In selecting individual stocks,
the adviser looks for companies
with:


?	Strong or strengthening
balance sheets, defined as
improvements in working net
capital over time.
?	Strong financial ratios,
such as "current" ratios,
"quick" ratios and net worth.
?	Industrial capacity that
is undervalued on an
international basis.
?	Ability to generate
substantial excess cash flow
that may be reinvested in the
company or distributed as
dividends to stockholders.
Methods used to value companies
in more developed countries may
not apply to Eastern European
companies.

Principal
investment
risks

An
investment
in the fund
is not a
bank deposit
and is not
insured or
guaranteed
by the
Federal
Deposit
Insurance
Corporation
or any other
government
agency.

Investors could lose money on
their investments in the fund or
the fund may not perform as well
as other investments if any of
the following occurs:
?	Foreign or emerging market
stock prices go down generally.
?	Changes in foreign
currency rates depress the value
of the fund's investments.
?	Negative developments in
Eastern Europe
disproportionately hurt the
companies in the fund's
portfolio.
?	An adverse event, such as
an unfavorable earnings report,
depresses the value of a
particular company's stock.
?	The adviser's judgment
about country allocations or the
attractiveness, value or
potential appreciation of a
particular stock proves to be
incorrect.

Investments in Eastern European
companies involve the special
risks associated with emerging
market countries.  These
include:
?	Greater likelihood of
economic, political or social
instability.
?	More volatile stock
markets.
?	The contagious effect of
market or economic setbacks in
one country on other emerging
market countries.
?	Possible governmental
restrictions on currency
conversions or trading.
?	Difficulty in accurately
valuing emerging market stocks
or selling them at their fair
value, especially in down
markets.
?	Availability of less
information about emerging
market companies because of less
rigorous accounting and
regulatory standards.





RISK/RETURN SUMMARY






Fees and
expenses

This table
describes
the fees and
expenses
that you may
pay if you
buy and hold
shares of
the fund.

For year ended 12/31/98






Shareholder fees (paid directly from your investment)
Redemption fees for shares held less than 6 months


2.00%





Annual fund operating expenses before
expense limitation (deducted from fund
assets)1







Advisory fees

1.50%





Other expenses

x.xx%





Total annual fund operating expenses

x.xx%





1  After expense limitation, expenses were






Advisory fees

x.xx%





Other expenses

x.xx%





Total annual fund operating expenses

2.00%




This example
is intended
to help you
compare the
cost of
investing in
the fund
with the
cost of
investing in
other mutual
funds.

The example assumes that:
?	You invest $10,000 in the fund for
the time periods indicated.
?	Your investment has a 5% return
each year.
?	The fund's operating expenses
remain the same.
?	You redeem your investment at the
end of each period.

Although your actual costs may be
higher or lower, under these
assumptions your costs would be:






1 year

3
years

5 years

10 years



$xxx

$xxx

$xxx

$x,xxx




THE FUND'S INVESTMENTS



Depositary
receipts

Depositary receipts are
securities issued by banks and
other financial institutions
that represent interests in the
stocks of foreign companies.
They include

American Depositary Receipts,
European Depositary Receipts,
Global Depositary Receipts and
Russian Depositary Certificates.

Debt
securities

The fund may invest up to 35% of
its assets in investment grade
debt securities of U.S. and
foreign corporate and
governmental issuers.  These may
include all types of debt
securities of any maturity or
duration.

The value of debt securities
will go down if interest rates
go up, or the issuer of the
security has its credit rating
downgraded or defaults on its
obligation to pay principal or
interest.

Securities are investment grade
if they:
?	Are rated in one of the
top four long-term rating
categories of a nationally
recognized statistical rating
organization.
?	Have received a comparable
short-term or other rating.
?	Are unrated securities
that the adviser believes to be
of comparable quality.

The fund's credit standards also
apply to counterparties to OTC
derivative contracts.

Defensive
investments

The fund may depart from its
principal investment strategies
in response to adverse market
conditions by taking temporary
defensive positions in all

types of money market and short-
term debt securities.  If the
fund takes a temporary defensive
position, it may be unable to
achieve its investment goal.

Derivatives
and hedging
techniques

The fund may, but is not
required to, use derivative
contracts for any of the
following purposes:
?	To hedge against the
economic impact of adverse
changes in the market value of
its securities, because of
changes in stock market prices
or currency exchange rates.
?	As a substitute for buying
or selling securities or
currencies.

Derivative contracts include
options and futures on
securities, securities indices
or currencies; options on these
futures; forward currency
contracts; and currency swaps.
A derivative contract will
obligate or entitle the fund to
deliver or receive an asset or
cash payment based on the change
in value of one or more
securities, currencies or
indices.

Even a small investment in
derivative contracts can have a
big impact on the fund's stock
market or currency exposure.
Therefore, using derivatives can
disproportionately increase
losses and reduce opportunities
for gains when stock prices or
currency rates are changing.

The fund may not fully benefit
from or may lose money on
derivatives if changes in their
value do not correspond
accurately to changes in the
value of the fund's holdings.
The other parties to over-the-
counter derivative contracts
present the same types of
default risk as issuers of fixed
income securities.  Derivatives
can also make the fund less
liquid and harder to value,
especially in declining markets.

Portfolio
turnover

The fund may engage in active
and frequent trading.  This may
lead to the realization and
distribution to share-holders of
higher capital gains, which

would increase their tax
liability.  Frequent trading
also increases transaction
costs, which could detract from
the fund's performance.

The fund's
investment
goal

The fund's board of trustees may
change the fund's investment
goal without obtaining the
approval of the fund's

shareholders.  The fund might
not succeed in achieving its
goal.





INVESTMENT ADVISER





The fund's
investment
adviser is
Pictet
Internationa
l Management
Limited.


The adviser provides investment
advice and portfolio management
services to the fund.  Under the
supervision of the fund's board
of trustees, the adviser makes
the fund's day-to-day investment
decisions, arranges for the
execution of portfolio
transactions and makes available
the research services of its
portfolio managers and security
analysts.

During the year ended December
31, 1998, the fund paid the
adviser an advisory fee equal to
____% of the fund's average
daily net assets.  The adviser
has agreed to cap the fund's
total annual operating expenses
at no more than 1.70% annually
of the fund's average daily net
assets.  This cap does not apply
to brokerage commissions, taxes,
interest and litigation,
indemni-fication and other
extraordinary expenses.  This
expense cap can be revoked at
any time.


Established in 1980, the adviser
currently manages approximately
$[5] billion of assets for more
than 50 accounts.  The adviser
focuses on managing
international fixed income and
equity portfolios for U.S. and
international institutional
clients.  Its address is Cutlers
Gardens, 5 Devonshire Square,
London, United Kingdom EC2M 4WB.
The adviser is both registered
as a U.S. investment adviser and
regulated in the United Kingdom
by the Investment Management
Regulatory Organisation.

The adviser is an affiliate of
Pictet & Cie, a Swiss private
bank that was founded in 1805.
As of December 31, 1998, Pictet
& Cie managed over $[52] billion
of assets for institutional and
private clients.  Pictet & Cie
is owned by eight partners.


The fund's
portfolio
manager

Name of manager

Positions during last five years




Jura Ostrowsky
(since 1994)


Senior investment manager of the adviser, on the emerging markets team, with special responsibility for Russia and the former
Soviet Union republics. Before joining the adviser in 1994, a research analyst for UBS in Switzerland.




Jack Arnoff
(since 1998)

Investment manager specializing in the
markets of the former Soviet Union and
Eastern Europe.  Before joining Pictet in
1998, he was an associate with Schooner
Capital (Boston) working on venture capital projects in Bulgaria, Romania, Ukraine and Poland. He has also consulted for Bulgarian banks on privatization and financing projects. He completed a Master of Law degree at Harvard Law School after graduating in law from Sofia University.






































INVESTMENT AND ACCOUNT POLICIES





Calculation
of net asset
value

The fund calculates its net
asset value per share (NAV) at
the close of regular trading on
the New York Stock Exchange
(normally 4:00 p.m. Eastern
time) on each business day.  A
business day is a weekday when
the adviser, the exchange and
the Federal Reserve Bank of New
York are all open for business.
If the New York Stock Exchange
closes early, the time for
calculating NAV and the
deadlines for share transactions
will be accelerated to the
earlier closing times.

The fund generally values its
fund securities based on market
prices or quotations.  The
fund's currency conversions are
done when the London Stock
Exchange closes, which is
12:00 noon Eastern time.


When market prices are not
available, or when the adviser
believes that they are
unreliable or that the value of
securities has been materially
affected by events occurring
after a foreign exchange closes,
the fund may price those
securities at fair value.  Fair
value is determined in
accordance with procedures
approved by the fund's board.  A
fund that uses fair value to
price securities may value those
securities higher or lower than
another fund using market
quotations to price the same
securities.

International markets may be
open on days when U.S. markets
are closed.  The value of
foreign securities owned by the
fund could change on days when
investors cannot buy or redeem
shares.


Purchasing
fund shares

The adviser, its affiliates or
other institutions
(collectively, "institutions")
may buy shares of the fund
without a sales charge.  Any
other person who wants to buy
fund shares should contact an
institution.  Institutions are
responsible for transmitting
orders promptly to the fund's
transfer agent.


Investment Minimums





Initial purchase
Additional purchases

$100,000
$10,000




Fund officers have discretion to
waive or reduce any of the above
minimum investment requirements.


Purchase
orders and
payments

A purchase order will be filled
at the fund's NAV next
calculated after the order has
been received in proper form by
the fund's transfer agent,
Investors Services Group.
Institutions must send payment
for fund shares in federal funds
to the transfer agent by 12:00
noon Eastern time on the next
business day.


Institutions and other investors
should contact the adviser for
information about:
?	Purchase and wire payment
procedures.
?	Purchasing fund shares
through in-kind exchanges of
securities.

The fund and its distributor
reserve the right to suspend the
offering of fund shares or to
reject any purchase order.


Telephone
transactions

The fund and its transfer agent
have procedures designed to
verify that telephone
instructions are genuine.  If
they


follow these procedures, they
will not be liable for any
losses caused by acting on
unauthorized telephone
instructions.










Year 2000

The fund's securities trades, pricing and accounting services and other operations could be disrupted if the computer systems of the fund's adviser, distributor, custodian or transfer agent were unable to recognize dates after 1999. The adviser and other service providers have told the fund that they are taking action to prevent, and do not expect the fund to suffer from, significant year 2000 problems. In addition, the companies in which the fund invests may have year 2000 problems. The value of their securities could go down if they cannot fix these problems in time or if fixing these problems is very expensive.






INVESTMENT AND ACCOUNT POLICIES





Exchanges
between
Pictet funds

You may exchange shares of the
fund for shares of any other
Pictet fund at the NAV of the
funds next determined after
receipt of your exchange
request.  Both accounts must
have identical registrations.
Exchanges must meet the
applicable minimum initial
investment requirements for the
acquired fund.  A shareholder
may exchange into another fund
only if its shares may legally
be sold in the shareholder's
home state.


To protect other shareholders of
the fund, the fund may cancel
the exchange privileges of any
person that, in the opinion of
the fund, is using market timing
strategies.  The fund may also
close the accounts of
shareholders whose exchange
privilege has been cancelled.
The fund's trustees may change
or terminate the exchange
privilege on 60 days' advance
notice to shareholders.


Redeeming
fund shares

A shareholder may redeem shares
of the fund on any business day
at the NAV next calculated after
the transfer agent receives the
redemption request in proper
form.  Institutions are
responsible for promptly
transmitting redemption orders
to the fund's transfer agent.

Redemption proceeds are usually
sent by wire on the business day
after the effective date of a
redemption.  Under


unusual circumstances, the fund
may suspend redemptions, if
allowed by the SEC, or postpone
payment up to seven days.

The fund may also pay redemption
proceeds in kind by giving
securities to redeeming
shareholders.  Shareholders may
pay transaction costs to dispose
of these securities.


Closing
sub-minimum
accounts

The fund may close a
shareholder's account if, for
reasons other than investment
losses, the value of shares in
the account falls below
$100,000.  After the


fund notifies a shareholder of
the fund's intention to close
the account, the shareholder
will have 30 days to bring the
account back to the minimum
level.










Dividends,
distribution
s
and taxes

Redemptions and exchanges of fund shares are taxable events on which shareholders may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. The fund declares and pays dividends and distributions according to the following schedule.




Dividends
are paid in
additional
shares of
the fund.

Type of
Distribution

Declare
d
and
Paid


Federal
Tax Status


Dividends from net investment
income

Annually


Taxable as ordinary income


Distributions of short term
capital gain

Annually


Taxable as ordinary income


Distributions of long term
capital gain

Annually


Taxable as capital gain


Investors should generally avoid
investing in the fund shortly
before an expected dividend or
distribution.  Otherwise, they
may pay taxes on dividends or
distributions that are
economically equivalent to a
partial return of their
investment.  Shareholders should
consult their tax advisers about
particular federal, state, local
and other taxes that may apply
to them.


Every January, the fund will
send shareholders information
about the fund's dividends and
distributions during the
previous calendar year.  Most of
the fund's distributions are
expected to be capital gains.
If a shareholder does not
provide the fund with a correct
taxpayer identification number
and required certifications, it
may be subject to federal backup
withholding tax.



FINANCIAL HIGHLIGHTS


FOR MORE INFORMATION


For investors who want more information
about Pictet Eastern European Fund, the
following documents are available free
upon request.

Annual/Semiannual Reports  Additional
information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed
information about the fund and is
incorporated into this prospectus by
reference.







Investment Company Act file no. 811-9050

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the fund by contacting the fund at:

Pictet Eastern European Fund
c/o First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581
Telephone: 1-800-___-____
[E-mail: xxxxxxxx@__________.com
Internet: http://www.__________.com]

Investors can review the fund's reports
and SAIs at the Public Reference Room of the Securities and Exchange Commission.
Investors can get text-only copies:

For a fee, by writing to the Public
Reference Room of the Commission,
Washington, D.C. 20549-6009
Free from the Commission's Internet
website at http://www.sec.gov.

Investors can get information about the
operation of the Public Reference Room by calling 1-800-SEC-0330.











INVESTMENT ADVISER
Pictet International
Management Limited
Toll-free: 1-800-___-
____

ADMINISTRATOR
First Data Investor
Services Group, Inc.

TRANSFER AGENT
First Data Investor
Services Group, Inc.
Toll-free: 1-800-___-
____

LEGAL COUNSEL
Hale and Dorr LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

CUSTODIAN
Brown Brothers
Harriman & Co.






PICTET GLOBAL EMERGING MARKETS FUND
                                        STATEMENT OF ADDITIONAL INFORMATION
                                                  April 30, 1999


         This Statement of Additional Information is not a prospectus but should be read in conjunction with Panorama Trust's (the "Trust") Prospectus for Pictet Global Emerging Markets Fund (the "Fund") dated April 30, 1999 (the "Prospectus"). To obtain the Prospectus, please call the Trust at [(514) 288-0253].

         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.



                                    Table of Contents                                        Page

         Investment Objective and Policies..............................................        2
         Risk Factors...................................................................        8
         Purchase of Shares.............................................................       10
         Redemption of Shares...........................................................       10
         Portfolio Turnover.............................................................       11
         Investment Limitations.........................................................       11
         Management of the Fund.........................................................       13
         Investment Advisory and Other Services.........................................       16
         Portfolio Transactions.........................................................       16
         Additional Information Concerning Taxes........................................       17
         Performance Calculations.......................................................       21
         General Information............................................................       21
         Financial Statements...........................................................       23
         Appendix A - Description of Ratings and U.S. Government Securities


                                         INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement the investment objective and policies set forth in the Prospectus:

            Temporary Investments. As determined by the Adviser when market conditions warrant, the Fund may invest up to 100% of its total assets in the following high quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality as determined by the Adviser) money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country; short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations; obligations of banks (including certificates of deposit, time deposits and bankers' acceptances); and repurchase agreements with banks and broker-dealers with respect to such securities.

         Repurchase Agreements. The Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). Under normal circumstances, however, the Fund will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of its total assets to be subject to repurchase agreements. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered to be loans collateralized by the underlying securities. The Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Adviser currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. The Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether the Fund should enter into a repurchase agreement, and the Fund will enter into repurchase agreements only with banks and dealers which are determined to present minimal credit risk by the Adviser under procedures adopted by the Board of Trustees.

         In effect, by entering into a repurchase agreement, the Fund is lending its funds to the seller at the agreed upon interest rate and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Default by the seller also would expose the Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.

         Repurchase agreements that do not provide for payment to the Fund within seven days after notice without taking a reduced price are considered illiquid securities.

            Borowing and Reverse Repurchase Agreements. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow money from banks. However, the Fund will not borrow money for speculative purposes. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security by remitting the proceeds previously received plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         The Adviser will consider the creditworthiness of the other party in determining whether the Fund will enter into a reverse repurchase agreement. Under normal circumstances, the Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33-1/3% of the value of its total assets to be subject to such agreements.

         The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to the Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that the Fund may not be able to establish its right to receive the underlying securities.

            "When Issued," "Delayed Settlement," and "Forward Delivery" Securities. The Fund may purchase and sell securities on a "when issued," "delayed settlement" or "forward delivery" basis. "When issued" or "forward delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When issued or forward delivery transactions may be expected to occur one month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Fund in a when issued, delayed settlement or forward delivery transaction until the Fund receives payment or delivery from the other party to the transaction. The Fund will maintain a separate account of cash or liquid assets at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although the Fund receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

         The Fund will engage in when issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Fund engages in when issued, delayed settlement or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. The Fund's when issued, delayed settlement and forward delivery commitments are not expected to exceed 25% of its total assets absent unusual market circumstances, and the Fund will only sell securities on such a basis to offset securities purchased on such a basis.

         Depositary Receipts. The Fund may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be involved directly in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs generally are similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         Foreign Investments. International investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, the Adviser, and the Custodian and sub-custodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provided to the Fund has failed to fulfill its duties to the Fund, it is entirely possible that the Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that the Fund would not be reimbursed for its loss.

         Investors should recognize that investing in foreign companies involves certain special considerations which typically are not associated with investing in U.S. companies. Because the stocks of foreign companies frequently are denominated in foreign currencies and because the Fund may hold uninvested reserves in bank deposits in foreign currencies temporarily, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit the Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         As foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable with those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies generally are less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

         Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges generally are higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by the Fund.

         Brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         In addition, excess cash invested with depository institutions domiciled outside the continental U.S., as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit ultimately is placed will be exclusively for the Fund's account.

         Other Investment Companies. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the 1940 Act require that the Fund limit its investments so that, as determined immediately after a securities purchase is made, (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group, (b) the Fund and any company or companies controlled by the Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase and (c) the Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

            Privatizations. The Fund may invest in privatizations. The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.


         Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could affect adversely the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board.

         Forward Contracts. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with the Fund's forward contract purchases, the Fund's custodian will maintain in a segregated account cash or liquid assets with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts presently are not regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may regulate them in the future, and limit the ability of the Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.


   RISK FACTORS

         All investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase depending on a variety of factors which may affect the values and income generated by the Fund's securities, including general economic conditions, market factors and currency exchange rates. An investment in the Fund is not intended as a complete investment program.

         Foreign Securities. Investing in the securities of foreign companies involves special risks and considerations typically not associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of expropriation  or  confiscatory  taxation;  adverse  changes  in  investment  or exchange control regulations; political instability which could affect U.S. investment in foreign countries; and potential restrictions on the flow of international capital. Also, changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities in the Fund's portfolio which are denominated or quoted in currencies other than the U.S. dollar. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States.
Moreover,  the  dividend  or  interest  income or gain from the  Fund's  foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable with those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         Investing in Emerging Markets. The risks of foreign securities often are heightened for investments in developing or emerging markets, including certain Eastern European countries where the risks include the possibility that such countries may revert to a centrally planned economy. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable issuers in developed markets. Clearance and settlement procedures are different in some emerging markets and at times settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of those securities, or, if the Fund had entered into a contract to sell a security, in possible liability to the purchaser.

         Costs associated with transactions in foreign securities generally are higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency. Developing countries also may impose restrictions on the Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. dollars or local currency and only at the exchange rate established by the government once each week.

         Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Some countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be traded internationally. Certain developing countries face serious exchange constraints.

         Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

         In many emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on the Fund's non-dollar denominated securities.

         Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

         Securities traded in certain emerging securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Furthermore, there can be no assurance that the Fund's investments in certain developing countries would not be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of developing countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities.

         There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus. See those sections entitled "Repurchase Agreements," "Reverse Repurchase Agreements," "When Issued," "Delayed Settlement" and "Forward Delivery Securities" and "Forward Foreign Currency Exchange Contracts" under "Investment Techniques" in the Prospectus. Additional information on these topics is contained in the SAI. Supplementary information regarding the risks of investment in Russian and other foreign securities is contained in Appendix A of the SAI.


                                            PURCHASE OF SHARES

         The purchase price of shares of the Fund is the net asset value next determined after receipt of the purchase order in proper order by the transfer agent.

         The Fund and its distributor reserve the right in their sole discretion
(i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and (iii) to reduce or waive the minimums for initial and subsequent investments from time to time.

         At the Fund's discretion, shares of Fund also may be purchased by exchanging securities acceptable to the Fund. The Fund need not accept any security offered for exchange unless it is consistent with the Fund's investment objective and restrictions and is acceptable otherwise to the Fund. Securities accepted in exchange for shares will be valued in accordance with the Fund's usual valuation procedures. Investors interested in making an in-kind purchase of Fund shares must first telephone the Adviser to advise it of their intended action and obtain instructions for an in-kind purchase.


                                           REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"); (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the Commission may permit.

         No charge is made by the Fund for redemptions. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by the Fund.

                                            PORTFOLIO TURNOVER

            The portfolio turnover rate of the Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. Although the portfolio turnover rate may vary from year to year, the Adviser expects, during normal market conditions, that the Fund's portfolio turnover rate will not exceed 100%. For the years ended December 31, 1998, December 31, 1997 and December 31, 1996, the portfolio turnover rates were __%, 77% and 48%, respectively.

                                          INVESTMENT LIMITATIONS

         The Fund is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of (1) 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund. The Fund will not:

(1) enter into commodities or commodity contracts, other than forward contracts;

         (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed and (ii) by entering into repurchase agreements;

         (4) purchase on margin or sell short except as specified above in investment limitation (1);

(5) purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (6) with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (7) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (8) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

         (8) borrow money, except that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets at the time of the borrowing, provided, however, that the Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding;

         (9)      underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting;

(10) invest for the purpose of exercising control over management of any company; and

         (11) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.

         In addition, as non-fundamental policies, the Fund will not (i) invest more than 15% of the net assets of the Fund, at the time of purchase, in
securities  for  which  there  are  no  readily  available  markets,   including
repurchase agreements which have maturities of more than seven days; (ii) pledge, mortgage or hypothecate any of its assets to an extent greater than 15% of its total assets at fair market value, except as described in the Prospectus and this SAI, but the deposit of assets in a segregated account in connection with the purchase of securities on a when issued, delayed settlement or forward delivery basis will not be deemed to be pledges of the Fund's assets for purposes of this investment policy; (iii) invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; (iv) invest more than 5% of the value of the Fund's net assets in warrants, valued at the lower of cost or market, including within that amount up to 2% of the value of the Fund's net assets warrants which are not listed on the New York or American Stock Exchange (warrants acquired by the Fund in units or attached to securities may be deemed to be without value); and (v) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

         With regard to non-fundamental policy (iii), the 1940 Act currently prohibits an investment company from acquiring securities of another investment company if, as a result of the transaction, the acquiring company and any company or companies controlled by it would own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring company or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the acquired company) having an aggregate value in excess of 10% of the value of the total assets of the acquiring company. To the extent that the Fund invests in shares of other investment companies, the Fund's shareholders will be subject to expenses of such other investment companies, in addition to expenses of the Fund. With regard to non-fundamental policy (v), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs, shall not be prohibited by the limitation.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by the Fund that exceed the limitation set forth in investment limitation (8) above must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays). In addition, the Fund will limit its aggregate holdings of illiquid assets to 15% of its net assets.

                                          MANAGEMENT OF THE FUND

Board Members and Officers. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day to day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years.


          Name, Address and Position              Age           Principal Occupation During Past Five Years

Jean G. Pilloud*, President                        55    Senior Manager of Pictet & Cie.
and Chairman
Pictet & Cie
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jean-Francois Demole* , Trustee                    37    Partner of Pictet & Cie
Pictet & Cie
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jeffrey P. Somers,* Trustee                        56    Officer,  Director and Stockholder of Morse,  Barnes-Brown
Morse, Barnes-Brown & Pendleton                          & Pendleton  (law  firm);  Associate  lawyer and  Partner,
1601 Trapelo Road                                        Gadsby & Hannah, prior to February 1995.
Reservoir Place
Waltham, MA  02154

Bruce W. Schnitzer, Trustee                        54    Chairman of the Board of Wand  Partners,  Inc.;  Director,
Wand Partners, Inc.                                      PennCorp Financial Group, AMRESCO Inc., and Nestor, Inc.
630 Fifth Avenue, Suite 2435
New York, NY  10111

David J. Callard, Trustee                          60    President,  Wand Partners,  Inc.;  Director,  Chartwell Re
Wand Partners, Inc.                                      Corporation, and Information Management Associates, Inc.
630 Fifth Avenue, Suite 2435
New York, NY  10111

Gail A. Hanson, Secretary                          57    Counsel,  First Data  Investor  Services  Group,  Inc. Ms.
First Data Investor Services Group, Inc.                 Hanson has been employed by First Data  Investor  Services
One Exchange Place                                       Group,  Inc. since  September  1994.  Previously,  she was
Boston, MA  02109                                        employed as an  Associate  at Bingham,  Dana & Gould prior to 1994.

   William J. Baltrus, Treasurer                   31    Director Client  Services at First Data Investor  Services
                                                         Group,  Inc.  (financial  services) from September 1998 to present.  Manager  Corporate  &  Blue  Sky  Compliance  at
                                                         First Data Investor  Services  Group,  Inc.,  formerly FPS
                                                         Services,  Inc.  (financial  services) from August 1994 to
                                                         September  1998.  Corporate  Compliance  Administrator  at
                                                         FPS Services,  Inc.  (financial  services) from April 1994 to August  1994.  Account  Manager at FPS  Services,  Inc.
                                                         (financial services) from July 1991 to April 1994.



Remuneration of Board Members. The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board and Committee meeting attended and out-of-pocket expenses incurred in attending such meetings.

                                             Compensation Table

         The following table sets forth the compensation paid to the Trustees of the Trust for the year ended December 31, 1998. Compensation is not paid to any officers of the Trust by the Fund. Further, the Trust does not provide any pension or retirement benefits to its Trustees and officers.



                                                                                TOTAL
                                                                            COMPENSATION
                                           AGGREGATE                       FROM THE TRUST
  NAME OF PERSON AND POSITION            COMPENSATION                     AND COMPLEX PAID
                                        FROM THE TRUST                       TO TRUSTEES

David J. Callard                            $10,500                            $10,500
     Trustee

Jean-Francois Demole                          $0                                 $0
     Trustee

Jean G. Pilloud                               $0                                 $0
     Trustee

Bruce W. Schnizter                          $7,500                             $7,500
     Trustee

Jeffrey P. Somers                           $9,500                             $9,500
     Trustee


   Control Persons and Principal Holders of Securities

         [As of December 31, 1998, the following entities owned 5% or more of the outstanding shares of the Fund:

         Police Officers' Pension System
             of the City of Houston....................................     %
         602 Sawyer, Suite 640
         Houston TX  77007

         Mellon Bank Trustee
             Dominion Resources Inc. Ret. Plan.........................     %
         Room 3346
         One Mellon Bank Center
         Pittsburgh, PA  15258

         The Salvation Army Southern Territory.........................       %
         1424 Northeast Expressway
         Atlanta, GA  30329

         Mutual Fund Special Custodial Account
             FBO Customers of Montgomery Secs..........................     %
         600 Montgomery Street, 6th Floor
         San Francisco, CA  94111

         The Salvation Army Eastern Territory..........................     %
         440 West Nyack Road
         West Nyack, NY  10994

         The Salvation Army Central Territory..........................     %
         10 West Algonquin Road
         Des Plaines, IL  60016

         Banker Trust Company TTEE
             First Energy Master Trust.................................     %
         c/o BTNY Services Inc.
         100 Plaza One
         Mail Stop 3048
         Jersey City, NJ  07311

         City of Richmond
             Richmond Retirement System................................     %
         P.O. Box 10252
         Richmond, VA  23240

         As of December 31, 1998, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.]

                                  INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of the Fund, has entered into an investment advisory agreement with Pictet International Management Limited. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Fund, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Fund.

            As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly at the annual rate of 1.25% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.70% of the Fund's average daily net assets. For the years ended December 31, 1998, December 31, 1997 and December 31, 1996, the Fund incurred $____, $2,569,857 and $1,185,585, respectively, in fees for advisory services. For the years ended December 31, 1998, December 31, 1997 and December 31, 1996, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                                             Year           Year            Year
                                                            Ended           Ended          Ended
                                                           December       December     December 31,
                                                           31, 1998       31, 1997          1996
             Fees waived.....................                 $           $294,489        $478,599
             Expenses reimbursed.............                 $              $0              $0

 .........The Adviser,  located at Cutlers Gardens, 5 Devonshire Square,  London,
England EC2M 4WB, is a wholly-owned subsidiary of Pictet (Canada) and Company Ltd. ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and eight limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.

 .........Administrative  services  are  provided  to the  Trust  by  First  Data
Investor Services Group, Inc. ("Investor Services Group") pursuant to an administration agreement. For the years ended December 31, 1998, December 31, 1997 and December 31, 1996, the Fund paid $____, $277,468 and $230,789, respectively, in fees to Investor Services Group for administration services rendered.

                                          PORTFOLIO TRANSACTIONS

 .........   The  investment advisory agreement  authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. The Adviser, may, however, consistent with the interests of the Fund, select brokers on the basis of the research, statistical and pricing services they provide to the Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients. Brokerage commissions paid by the Fund for the years ended December 31, 1998, December 31, 1997 and December 31, 1996 were $____, $1,658,403 and $869,327.02, respectively. None of these commissions were paid to an affiliate.

 .........Some   securities   considered  for  investment  by  the  Fund  may  be
appropriate also for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.

                                 ADDITIONAL INFORMATION CONCERNING TAXES

 .........General. The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

 .........The  Fund is treated as a separate  taxable  entity  under the Internal
Revenue Code of 1986, as amended (the "Code"), and has elected to be treated and intends to qualify each year as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, the Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of the Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from forward contracts) derived with respect to its business of investing in such stock, securities or currencies. The Treasury Department by regulation may exclude from qualifying income foreign currency gains which are not related directly to the Fund's principal business of investing in stock or securities. Any income derived by the Fund from a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

 .........In order to qualify as a regulated  investment  company,  the Fund must also diversify its holdings so that, at the close of each quarter of its taxable year (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

 .........Any  distribution of the excess of net long-term  capital gain over net short-term capital loss is taxable to shareholders as a capital gain, regardless of how long the shareholder has held the Fund's shares. The Fund will designate such distributions as capital gain distributions in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Capital gain distributions may be subject to tax at different maximum rates for individual (noncorporate) investors, depending upon each investor's tax bracket, the assets from which the Fund realized the gains, and the Fund's holding periods for those assets.

Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure for capital gains and losses that was added to the Code by federal tax legislation enacted in 1997. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distributions received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of the Fund are acquired (including dividend reinvestments) within a prescribed period.

 .........If  the Fund  retains net capital gain for  reinvestment,  the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the Federal income taxes paid by the Fund on such gain as a credit against their own Federal income tax liabilities and would be entitled to an increase in their basis in their Fund shares.

 .........If  for any  taxable  year the Fund does not  qualify  for the  special
Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends-received deduction for corporations.

 .........Foreign  Taxes.  Income  (including,  in  some  cases,  capital  gains)
received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and other qualified foreign taxes paid by it (not in excess of its actual tax liability). If this election is made, each taxable shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the qualified foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to holding period requirements and other limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If the Fund makes this election, each shareholder will be notified within 60 days after the close of the Fund's taxable year.

 .........Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

 .........The  Fund may  invest  up to 10% of its  total  assets  in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operating as investment companies, also may satisfy the PFIC definition. A portion of the income and gains that the Fund derives from an equity investment in a PFIC may be subject to a non-deductible Federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income actually is distributed by the PFIC or by making an election to mark its PFIC investments to market or by otherwise managing its PFIC investments. These elections could
require  the  Fund  to  recognize   taxable  gain  or  income  (subject  to  tax
distribution requirements) without the receipt of any corresponding amount of cash. Additionally, gains from PFIC investments will generally be treated as ordinary income rather than capital gain. The Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, or a PFIC may be the only practicable way to invest in certain countries, the Fund may incur the PFIC tax in some instances.

 .........Other  Tax  Matters.  Special  rules  govern  the  Federal  income  tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the
special  rules  include   transactions  in  foreign  currency  denominated  debt
instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and, absent an election that may be available in some cases, generally is taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of the Fund's income, gain or loss and hence of its distributions to shareholders. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

 .........The  Fund may be required to recognize  income  currently  each taxable year for Federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, the Fund must distribute substantially all of its income to shareholders. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

 .........   Under  the current tax law,  capital and  currency  losses  realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 1998, the Fund has [elected to defer capital losses and currency losses occurring between November 1, 1998 and December 31, 1998 of $____ and $____, respectively, under these rules. Such losses will be treated as arising on the first day of the year ending December 31, 1999].

 .........The  Fund is not liable for  Massachusetts  corporate  excise  taxes or franchise taxes and, provided that it qualifies as a regulated investment company, will not be required to pay Massachusetts income tax.

 .........Exchange   control  regulations  that  may  restrict   repatriation  of
investment income, capital or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

 .........Different   tax  treatment,   including  penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

 .........The  foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

 .........Non-U.S.  investors not engaged in a U.S.  trade or business with which their investment in the Fund effectively is connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

                                         PERFORMANCE CALCULATIONS

 .........The  Fund may  advertise  its average  annual  total  return.  The Fund computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                   T               = [( ERV )1/n - 1] P

                           Where:  T    =   average annual total return
                                 ERV        = ending redeemable value at the end
                                            of  the   period   covered   by  the
                                            computation of a hypothetical $1,000
                                            payment made at the beginning of the
                                            period

                             P    =   hypothetical initial payment of  $1,000

n = period covered by the computation, expressed in terms of years

         The Fund computes its aggregate total return by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                   T    =   [(  ERV  ) - 1]
                                                   P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund's average annual total return and aggregate total return do not reflect any fees charged by Institutions to their clients.


                                           GENERAL INFORMATION

         Dividends and Capital Gain Distributions

         The Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that generally will avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gains distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of the Fund by an investor may have the effect of reducing the per share net asset value of the Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.

            Description of Shares and Voting Rights

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may be held personally liable as partners for its obligations under certain circumstances. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust was organized as a Massachusetts business trust on May 23, 1995. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently, the Trust has four series, one of which is the Fund. Each series currently has only one class of shares. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Shares of each series are entitled to vote separately to approve investment advisory agreements or charges in fundamental investment policies, but vote together on the election of Trustees or selection of independent accountants. Under Massachusetts law and the Declaration of Trust, the Trust is not required and currently does not intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. Meetings of shareholders for the purpose of electing Trustees normally will not be held unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of such meeting.

         Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.


         Administrative and Transfer Agent Services

         Investor Services Group serves as the Trust's administrator, accounting agent and transfer agent, and in these capacities, supervises the Trust's day-to-day operations, other than management of the Fund's investments. Investor Services Group is a wholly-owned subsidiary of First Data Corporation. For its services as accounting agent, Investor Services Group is entitled to receive a fee from the Trust computed daily and payable monthly at the annual rate of .04% of the aggregate average daily net assets of the Trust, subject to a $50,000 annual minimum from the Fund. For administrative services, the Investor Services Group is entitled to receive $220,000 per annum from the Trust, allocated among the Fund and other series of the Trust based on average daily net assets. In addition, Investor Services Group is paid separate compensation for its services as transfer agent.

         Investor Services Group is located at 3200 Horizon Drive, King of Prussia, Pennsylvaina 19406.

Distributor. First Data Distributors, Inc. (the "Distributor") is the principal underwriter and distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

Custodian. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.

         Independent  Accountants.  PricewaterhouseCoopers  LLP,  located at One
Post  Office  Square,   Boston,   Massachusetts  02109,  serves  as  independent
accountants for the Trust and audits the Trust's financial statements annually.

         Counsel.  Hale and Dorr LLP serves as counsel to the Trust.

                                           FINANCIAL STATEMENTS

            The Trust's annual report for the year ended December 31, 1998 accompanies this Statement of Additional Information and the Fund's financial statements and related notes and the report of independent accountants contained therein are incorporated by reference into this Statement of Additional Information.

                                                    APPENDIX A
                        DESCRIPTION OF RATINGS AND U.S. GOVERNMENT SECURITIES

I.       Description of Commercial Paper Ratings

         Description of Moody's highest commercial paper rating: Prime-1 ("P-1") --judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Description  of S&P highest  commercial  papers  ratings:  A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

         Description of Bond Ratings

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.

II.      Description of U.S. Government Securities and Certain Other Securities

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States Government. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government
National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

g:\shared\clients\panorama\peas\peano._\sai\inter981.doc

                                                        20
g:\shared\clients\panorama\peas\peano._\sai\inter981.doc
                                     PICTET INTERNATIONAL SMALL COMPANIES FUND
                                        STATEMENT OF ADDITIONAL INFORMATION
                                                  April 30, 1999


         This Statement of Additional Information is not a prospectus but should be read in conjunction with Panorama Trust's (the "Trust") Prospectus for Pictet International Small Companies Fund (the "Fund") dated April 30, 1999 (the "Prospectus"). To obtain the Prospectus, please call the Trust at [(514) 288-0253].

         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.



                                    Table of Contents                                        Page

         Investment Objective and Policies..............................................        2
         Purchase of Shares.............................................................        6
         Redemption of Shares...........................................................        7
         Portfolio Turnover.............................................................        7
         Investment Limitations.........................................................        7
         Management of the Fund.........................................................        9
         Investment Advisory and Other Services.........................................       12
         Distributor....................................................................       13
         Portfolio Transactions.........................................................       13
         Additional Information Concerning Taxes........................................       13
         Performance Calculations.......................................................       17
         General Information............................................................       17
         Financial Statements...........................................................       18
         Appendix - Description of Ratings and U.S. Government Securities


                                         INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement the investment objective and policies set forth in the Prospectus:

            Temporary Investments. As determined by the Adviser when market conditions warrant, the Fund may invest up to 100% of its total assets in the following high-quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality as determined by the Adviser) money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country; short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper and other short-term corporate obligations; obligations of banks (including certificates of deposit, time deposits and bankers' acceptances); and repurchase agreements with banks and broker-dealers with respect to such securities.

         Repurchase Agreements. The Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). Under normal circumstances, however, the Fund will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of its total assets to be subject to repurchase agreements. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered to be loans collateralized by the underlying securities. The Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Adviser currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. The Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether the Fund should enter into a repurchase agreement, and the Fund will enter into repurchase agreements with banks and dealers which are determined to present minimal credit risk by the Adviser under procedures adopted by the Board of Trustees.

         In effect, by entering into a repurchase agreement, the Fund is lending its funds to the seller at the agreed upon interest rate, and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Default by the seller also would expose the Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.

         Repurchase agreements that do not provide for payment to the Fund within seven days after notice without taking a reduced price are considered illiquid securities.

            Borrowing and Reverse Repurchase Agreements. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow money from banks. However, the Fund will not borrow money for speculative purposes. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security by remitting the proceeds previously received plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         The Adviser will consider the creditworthiness of the other party in determining whether the Fund will enter into a reverse repurchase agreement. Under normal circumstances, the Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33-1/3% of the value of its total assets to be subject to such agreements.

         The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to the Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that the Fund may not be able to establish its right to receive the underlying securities.

            "When Issued," "Delayed Settlement," and "Forward Delivery" Securities. The Fund may purchase and sell securities on a "when issued," "delayed settlement" or "forward delivery" basis. "When issued" or "forward delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When issued or forward delivery transactions may be expected to occur one month or more before delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Fund in a when issued, delayed settlement or forward delivery transaction until the Fund receives payment or delivery from the other party to the transaction. The Fund will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although the Fund receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

         The Fund will engage in when issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Fund engages in when issued, delayed settlement or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purposes of speculation. The Fund's when issued, delayed settlement and forward delivery commitments are not expected to exceed 25% of its total assets absent unusual market circumstances, and the Fund will only sell securities on such a basis to offset securities purchased on such a basis.

         Depositary Receipts. The Fund may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be involved directly in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs generally are similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         Foreign Investments. International investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, the Adviser, and the Custodian and sub-custodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provider to the Fund has failed to fulfill its duties to the Fund, it is entirely possible that the Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that the Fund would not be reimbursed for its loss.

         Investors should recognize that investing in foreign companies involves certain special considerations which typically are not associated with investing in U.S. companies. Because the stocks of foreign companies frequently are denominated in foreign currencies, and because the Fund may hold uninvested reserves in bank deposits in foreign currencies temporarily, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit the Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         As foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable with those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies generally are less liquid and more volatile than securities of comparable domestic companies. There generally is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect U.S. investments in foreign countries.

         Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges generally are higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by the Fund.

         Brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         In addition, excess cash invested with depository institutions domiciled outside the continental U.S., as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit ultimately is placed will be exclusively for the Fund's account.

         Other Investment Companies. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the 1940 Act require that the Fund limit its investments so that, as determined immediately after a securities purchase is made, (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group, (b) the Fund and any company or companies controlled by the Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase and (c) the Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

            Privatizations. The Fund may invest in privatizations. The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

         Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could affect adversely the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board.

         Forward Contracts. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with the Fund's forward contract purchases, the Fund's custodian will maintain in a segregated account cash or liquid assets with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts presently are not regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may regulate them in the future and limit the ability of the Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

                                                     RISK FACTORS

         All investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of and income from an investment in the Fund can decrease as well as increase depending on a variety of factors which may affect the values and income generated by the Fund's securities, including general economic conditions, market factors and currency exchange rates. An investment in the Fund is not intended as a complete investment program.

         Small Companies. While small companies may present greater opportunities for capital appreciation, they may also involve greater risks than larger, more mature issuers. The securities of small market capitalization companies may be more sensitive to market changes than the securities of large companies. In addition, smaller companies may have limited product lines, markets or financial resources and they may be dependent on one-person management. Further, their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

         Foreign Securities. Investing in the securities of foreign companies involves special risks and considerations typically not associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of expropriation  or  confiscatory  taxation;  adverse  changes  in  investment  or exchange control regulations; political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital. Also, changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities in the Fund's portfolio which are denominated or quoted in currencies other than the U.S. dollar. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States.
Moreover,  the  dividend  or  interest  income or gain from the  Fund's  foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable with those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         There are additional risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere. For additional information refer to "Repurchase Agreements," "Reverse Repurchase Agreements," "When Issued," "Delayed Settlement" and "Forward Delivery Securities" and "Forward Foreign Currency Exchange Contracts" under "Investment Techniques" in the Prospectus and under "Foreign Investments" in the SAI.
                                                PURCHASE OF SHARES

         The purchase price of shares of the Fund is the net asset value next determined after receipt of the purchase order in proper order by the transfer agent.

         The Fund and its distributor reserve the right in their sole discretion
(i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and (iii) to reduce or waive the minimums for initial and subsequent investments from time to time.

         At the Fund's discretion, shares of Fund also may be purchased by exchanging securities acceptable to the Fund. The Fund need not accept any security offered for exchange unless it is consistent with the Fund's investment objective and restrictions and is acceptable otherwise to the Fund. Securities accepted in exchange for shares will be valued in accordance with the Fund's usual valuation procedures. Investors interested in making an in-kind purchase of Fund shares must first telephone the Adviser to advise it of their intended action and obtain instructions for an in-kind purchase.


                                               REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"); (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets; and (iii) for such other periods as the Commission may permit.

         No charge is made by the Fund for redemptions. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by the Fund.


                                                PORTFOLIO TURNOVER

            The portfolio turnover rate of the Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. Although the portfolio turnover rate may vary from year to year, the Adviser expects, during normal market conditions, that the Fund's portfolio turnover rate will not exceed 100%. For the years ended December 31, 1998, December 31, 1997 and for the period February 7, 1996 (commencement of operations) through December 31, 1996, the portfolio turnover rates were __%, 90% and 53%, respectively.


                                              INVESTMENT LIMITATIONS

         The Fund is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of (1) 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund. The Fund will not:

(1) enter into commodities or commodity contracts, other than forward contracts;

         (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed and (ii) by entering into repurchase agreements;

         (4) purchase on margin or sell short except as specified above in investment limitation (1);

(5) purchase more than 10% of any class of the outstanding voting securities of any issuer;

         (6) with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (7) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (8) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

         (8) borrow money, except that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets at the time of the borrowing, provided, however, that the Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding;

         (9)      underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting;

(10) invest for the purpose of exercising control over management of any company; and

         (11) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.

         In addition, as non-fundamental policies, the Fund will not (i) invest more than 15% of the net assets of the Fund, at the time of purchase, in
securities  for  which  there  are  no  readily  available  markets,   including
repurchase agreements which have maturities of more than seven days; (ii) pledge, mortgage or hypothecate any of its assets to an extent greater than 15% of its total assets at fair market value, except as described in the Prospectus and this SAI, but the deposit of assets in a segregated account in connection with the purchase of securities on a when issued, delayed settlement or forward delivery basis will not be deemed to be pledges of the Fund's assets for purposes of this investment policy; (iii) invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; (iv) invest more than 5% of the value of the Fund's net assets in warrants, valued at the lower of cost or market, including within that amount up to 2% of the value of the Fund's net assets warrants which are not listed on the New York or American Stock Exchange (warrants acquired by the Fund in units or attached to securities may be deemed to be without value); and (v) write or acquire options or interests in oil, gas or other mineral leases.

         With regard to non-fundamental policy (iii), the 1940 Act currently prohibits an investment company from acquiring securities of another investment company if, as a result of the transaction, the acquiring company and any company or companies controlled by it would own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring company or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the acquired company) having an aggregate value in excess of 10% of the value of the total assets of the acquiring company. To the extent that the Fund invests in shares of other investment companies, the Fund's shareholders will be subject to expenses of such other investment companies, in addition to expenses of the Fund. With regard to non-fundamental policy (v), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral leases, shall not be prohibited by the limitation.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by the Fund that exceed the limitation set forth in investment limitation (8) above must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays). In addition, the Fund will limit its aggregate holdings of illiquid assets to 15% of its net assets.

                                              MANAGEMENT OF THE FUND

Board Members and Officers. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day to day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years.

          Name, Address and Position              Age           Principal Occupation During Past Five Years

Jean G. Pilloud*, President                        55    Senior Manager of Pictet & Cie.
and Chairman
Pictet & Cie
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jean-Francois Demole* , Trustee                    37    Partner of Pictet & Cie
Pictet & Cie
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jeffrey P. Somers,* Trustee                        56    Officer,  Director and Stockholder of Morse,  Barnes-Brown
Morse, Barnes-Brown & Pendleton                          & Pendleton  (law  firm);  Associate  lawyer and  Partner,
1601 Trapelo Road                                        Gadsby & Hannah, prior to February 1995.
Reservoir Place
Waltham, MA  02154

Bruce W. Schnitzer, Trustee                        54    Chairman of the Board of Wand  Partners,  Inc.;  Director,
Wand Partners, Inc.                                      PennCorp Financial Group, AMRESCO Inc., and Nestor, Inc.
630 Fifth Avenue, Suite 2435
New York, NY  10111

David J. Callard, Trustee                          60    President,  Wand Partners,  Inc.;  Director,  Chartwell Re
Wand Partners, Inc.                                      Corporation, and Information Management Associates, Inc.
630 Fifth Avenue, Suite 2435
New York, NY  10111

Gail A. Hanson, Secretary                          57    Counsel,  First Data  Investor  Services  Group,  Inc. Ms.
First Data Investor Services Group, Inc.                 Hanson has been employed by First Data  Investor  Services
One Exchange Place                                       Group,  Inc. since  September  1994.  Previously,  she was
Boston, MA  02109                                        employed as an  Associate  at Bingham,  Dana & Gould prior to 1994.

   William J. Baltrus, Treasurer                   31    Director Client  Services at First Data Investor  Services
                                                         Group,  Inc.  (financial  services) from September 1998 to present.  Manager  Corporate  &  Blue  Sky  Compliance  at
                                                         First Data Investor  Services  Group,  Inc.,  formerly FPS
                                                         Services,  Inc.  (financial  services) from August 1994 to
                                                         September  1998.  Corporate  Compliance  Administrator  at
                                                         FPS Services,  Inc.  (financial  services) from April 1994 to August  1994.  Account  Manager at FPS  Services,  Inc.
                                                         (financial services) from July 1991 to April 1994.

Remuneration of Board Members. The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board and Committee meeting attended and out-of-pocket expenses incurred in attending such meetings.

                                                  Compensation Table

         The following table sets forth the compensation paid to the Trustees of the Trust for the year ended December 31, 1998. Compensation is not paid to any officers of the Trust by the Fund. Further, the Trust does not provide any pension or retirement benefits to its Trustees and officers.



                                                                                TOTAL
                                                                            COMPENSATION
                                           AGGREGATE                       FROM THE TRUST
  NAME OF PERSON AND POSITION            COMPENSATION                     AND COMPLEX PAID
                                        FROM THE TRUST                       TO TRUSTEES

David J. Callard                            $10,500                            $10,500
     Trustee

Jean-Francois Demole                          $0                                 $0
     Trustee

Jean G. Pilloud                               $0                                 $0
     Trustee

Bruce W. Schnizter                          $7,500                             $7,500
     Trustee

Jeffrey P. Somers                           $9,500                             $9,500
     Trustee



Control Persons and Principal Holders of Securities


         [As of December 31, 1998, the following entities owned 5% or more of the outstanding shares of the Fund:

         Lateen & Co...................................................      %
         c/o State Street Bank Boston
         1001 19th Street North, Suite 1600
         Arlington, VA  22209

         Banker Trust Company TTEE.....................................      %
         First Energy Master Trust
         c/o BTNY Services Inc.
         100 Plaza One
         Mail Stop 3048
         Jersey City, NJ  07311

         Richard T. Peery..............................................      %
         2560 Mission College
         Blvd #101
         Santa Clara, CA  95054

         Walter Meranze................................................      %
         c/o Prudential; Securities Inc.
         610 Old York Road #400
         Jenkintown, PA  19046

         Bessemer Trust Company........................................      %
         Attention Carl Schutt
         100 Woodbridge Center Drive
         Woodbridge, NJ  07095

         David Snavely.................................................      %
         6135 Trust Drive
         Holland, OH  43528

         John Arrilliga................................................      %
         2560 Mission College
         Blvd #101
         Santa Clara, CA  95054

         Ellen Ross....................................................      %
         3424 Del Monte Drive
         Houston, TX  77019



As of December 31, 1998, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.]

                                      INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of the Fund, has entered into an investment advisory agreement with Pictet International Management Limited. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Fund, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Fund.

            As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services calculated daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.20% of the Fund's average daily net assets. For the years ended December 31, 1998, December 31, 1997 and for the period February 7, 1996 (commencement of operations) through December 31, 1996, the Fund incurred $____, $256,059 and $218,700, respectively, in fees for advisory services. For this period, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                                                Year               Year              Period
                                                                Ended              Ended             Ended
                                                              December           December           December
                                                              31, 1998           31, 1997           31, 1996

Fees Waived       .........                                          $           $210,536           $218,700
           ------------------------------------------
Expenses Reimbursed........                                        $            $  47,315          $  56,678
                   ----------------------------------

         The Adviser, located at Cutlers Gardens, 5 Devonshire Square, London, England EC2M 4WB, is the wholly-owned subsidiary of Pictet (Canada) and Company Ltd. ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and eight limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.

         Administrative services are provided to the Trust by First Data Investor Services Group, Inc. ("Investor Services Group") pursuant to an administration agreement. For the years ended December 31, 1998, December 31, 1997 and for the period February 7, 1996 (commencement of operations) through December 31, 1996, the Fund paid $____, $74,782 and $84,039, respectively, in fees to Investor Services Group, Inc. for administration services rendered.

                                              PORTFOLIO TRANSACTIONS

            The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. The Adviser, may, however, consistent with the interests of the Fund, select brokers on the basis of the research, statistical and pricing services they provide to the Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients. Brokerage commissions paid by the Fund for the years ended December 31, 1998, December 31, 1997 and for the period February 7, 1996 (commencement of operations) through December 31, 1996 were $____, $158,477 and $165,197, respectively. None of these commissions were paid to an affiliate.

         Some securities considered for investment by the Fund may be appropriate also for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.


                                      ADDITIONAL INFORMATION CONCERNING TAXES

         General. The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The Fund is treated as a separate taxable entity under the Internal Revenue Code of 1986, as amended (the "Code"), and has elected to be treated and intends to qualify each year as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, the Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of the Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from forward contracts) derived with respect to its business of investing in such stock, securities or currencies. The Treasury Department by regulation may exclude from qualifying income foreign currency gains which are not related directly to the Fund's principal business of investing in stock or securities. Any income derived by the Fund from a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

         In order to qualify as a regulated investment company, the Fund must also diversify its holdings so that, at the close of each quarter of its taxable year (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

         Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as a capital gain, regardless of how long the shareholder has held the Fund's shares. The Fund will designate such distributions as capital gain distributions in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Capital gain distributions may be subject to tax at different maximum rates for individual (noncorporate) investors, depending upon each investor's tax bracket, the assets from which the Fund realized the gains, and the Fund's holding periods for those assets.

         Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure for capital gains and losses that was added to the Code by federal tax legislation enacted in 1997. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distributions received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of the Fund are acquired (including dividend reinvestments) within a prescribed period.

         If the Fund retains net capital gain for reinvestment, the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the Federal income taxes paid by the Fund on such gain as a credit against their own Federal income tax liabilities and would be entitled to an increase in their basis in their Fund shares.

         If for any taxable year the Fund does not qualify for the special Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends-received deduction for corporations.

         Foreign Taxes. Income (including, in some cases, capital gains) received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and other qualified foreign taxes paid by it (not in excess of its actual tax liability). If this election is made, each taxable shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the qualified foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to holding period requirements and other limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If the Fund makes this election, each shareholder will be notified within 60 days after the close of the Fund's taxable year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

         The Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operating as investment companies, also may satisfy the PFIC definition. A portion of the income and gains that the Fund derives from an equity investment in a PFIC may be subject to a non-deductible Federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income actually is distributed by the PFIC or by making an election to mark its PFIC investments to market or by otherwise managing its PFIC investments. These elections could require the Fund to recognize taxable gain or income (subject to tax distribution requirements) without the receipt of any corresponding amount of cash. Additionally, gains from PFIC investments will generally be treated as ordinary income rather than capital gain. The Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, or a PFIC may be the only practicable way to invest in certain countries, the Fund may incur the PFIC tax in some instances.

         Other Tax Matters. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include transactions in foreign currency denominated debt instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and, absent an election that may be available in some cases, generally is taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of the Fund's income, gain or loss and hence of its distributions to shareholders. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

         The Fund may be required to recognize income currently each taxable year for Federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, the Fund must distribute substantially all of its income to shareholders. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

            Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 1998, the Fund [has elected to defer capital losses and currency losses occurring between November 1, 1998 and December 31, 1998 of $____ and $____, respectively, under these rules. Such losses will be treated as arising on the first day of the year ending December 31, 1999.

         The Fund is not liable for Massachusetts corporate excise taxes or franchise taxes and, provided that it qualifies as a regulated investment company, will not be required to pay Massachusetts income tax.

         Exchange  control   regulations  that  may  restrict   repatriation  of
investment income, capital or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund effectively is connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


                                             PERFORMANCE CALCULATIONS

         The Fund may advertise its average annual total return. The Fund computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                   T               = [( ERV )1/n - 1] P

                           Where:  T    =   average annual total return
                                 ERV        = ending redeemable value at the end
                                            of  the   period   covered   by  the
                                            computation of a hypothetical $1,000
                                            payment made at the beginning of the
                                            period

                              P    =   hypothetical initial payment of  $1,000

       n    =   period covered by the computation, expressed in terms of years

         The Fund computes its aggregate total return by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                                   T    =   [(  ERV  ) - 1]
                                                   P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund's average annual total return and aggregate total return do not reflect any fees charged by Institutions to their clients.

                                                GENERAL INFORMATION

         Dividends and Capital Gain Distributions

         The Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that generally will avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gain distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of the Fund by an investor may have the effect of reducing the per share net asset value of the Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.

             Description of Shares and Voting Rights

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may be held personally liable as partners for its obligations under certain circumstances. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust was organized as a Massachusetts business trust on May 23, 1995. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently, the Trust has four series, one of which is the Fund. Each series currently has only one class of shares. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Shares of each series are entitled to vote separately to approve investment advisory agreements or charges in fundamental investment policies, but vote together on the election of Trustees or selection of independent accountants. Under Massachusetts law and the Declaration of Trust, the Trust is not required and currently does not intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. Meetings of shareholders for the purpose of electing Trustees normally will not be held unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of such meeting.

         Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.

         Administrative and Transfer Agent Services

         Investor Services Group serves as the Trust's administrator, accounting agent and transfer agent, and in these capacities, supervises the Trust's day-to-day operations, other than management of the Fund's investments. Investor Services Group is a wholly-owned subsidiary of First Data Corporation. For its services as accounting agent, Investor Services Group is entitled to receive a fee from the Trust computed daily and payable monthly at the annual rate of .04% of the aggregate average daily net assets of the Trust, subject to a $50,000 annual minimum from the Fund. For administrative services, the Investor Services Group is entitled to receive $220,000 per annum from the Trust, allocated among the Fund and other series of the Trust based on average daily net assets. In addition, Investor Services Group is paid separate compensation for its services as transfer agent.

         Investor Services Group is located at 3200 Horizon Drive, King of Prussia, Pennsylvaina 19406.

Distributor. First Data Distributors, Inc. (the "Distributor") is the principal underwriter and distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

Custodian. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.

         Independent  Accountants.  PricewaterhouseCoopers  LLP,  located at One
Post  Office  Square,   Boston,   Massachusetts  02109,  serves  as  independent
accountants for the Trust and audits the Trust's financial statements annually.

         Counsel.  Hale and Dorr LLP serves as counsel to the Trust.

                                               FINANCIAL STATEMENTS

            The Trust's annual report for the year ended December 31, accompanies this Statement of Additional Information and the Fund's financial statements and related notes and the report of independent accountants contained therein are incorporated by reference in to this Statement of Additional Information.

                                                     APPENDIX
                      DESCRIPTION OF RATINGS AND U.S. GOVERNMENT SECURITIES

I.       Description of Commercial Paper Ratings

         Description of Moody's highest commercial paper rating:

         Prime-1 ("P-1") --judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Description of S&P highest commercial papers ratings:

          A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming.

         A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

         Description of Bond Ratings

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

              A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.

II.      Description of U.S. Government Securities and Certain Other Securities

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States Government. Securities issued or guaranteed by Federal agencies and U.S. Government-sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration and Federal Financing Bank. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association, are backed, in effect, by the full faith and credit of the U.S. through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the U.S., but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally-chartered institutions under government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

27

G:\SHARED\CLIENTS\PANORAMA\PEAS\1997\SAI\51597ESA.DOC


G:\SHARED\CLIENTS\PANORAMA\PEAS\1997\SAI\51597ESA.DOC

                                           PICTET EASTERN EUROPEAN FUND
                                        STATEMENT OF ADDITIONAL INFORMATION
                                                  April 30, 1999


         This Statement of Additional Information is not a prospectus but should be read in conjunction with Panorama Trust's (the "Trust") Prospectus for Pictet Eastern European Fund (the "Fund") dated April 30, 1999 (the "Prospectus"). To obtain the Prospectus, please call the Trust at [514-288-0253].

         Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.



                                        Table of Contents                                    Page

         Investment Objective and Policies..............................................        2
         Purchase of Shares.............................................................       10
         Redemption of Shares...........................................................       11
         Investment Limitations.........................................................       11
         Management of the Fund.........................................................       12
         Investment Advisory and Other Services.........................................       14
         Distributor....................................................................       15
         Portfolio Transactions.........................................................       15
         Additional Information Concerning Taxes........................................       15
         Performance Calculations.......................................................       19
         General Information............................................................       20
         Appendix - Description of Ratings and U.S. Government Securities...............      A-1


                                         INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement the investment objective and policies set forth in the Prospectus:

            Equity Securities. The Fund invests in equity securities of U.S. and foreign companies. Equity securities consist of exchange-traded, over-the-counter ("OTC") and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The prices of the Fund's equity investments will change in response to stock market movements.

         Depositary Receipts. The Fund may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Global Depositary Shares ("GDSs"), (collectively, "Depositary Receipts"). ADRs and ADSs typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be involved directly in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs generally are similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in the right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

            Debt Securities. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

            Privatizations. The Fund may invest in privatizations. The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.....

         When-Issued and Forward Commitment Transactions. The Fund may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when-issued or forward commitment basis may decline between the purchase date and the settlement date.

          Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

         Preferred Stock. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

         Foreign Investments. International investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, the Adviser, and the Custodian and sub-custodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provider to the Fund has failed to fulfill its duties to the Fund, it is entirely possible that the Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that the Fund would not be reimbursed for its loss.

         Investing in foreign companies involves certain special considerations which typically are not associated with investing in U.S. companies. Because the stocks of foreign companies frequently are denominated in foreign currencies, and because the Fund may hold uninvested reserves in bank deposits in foreign currencies temporarily, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit the Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         Because foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable with those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies generally are less liquid and more volatile than securities of comparable domestic companies. There generally is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

         Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges generally are higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by the Fund.

         Brokerage commissions, custodial services, and other services relating to investment in foreign securities markets generally are more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         In addition, excess cash invested with depository institutions domiciled outside the continental United States, as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure, and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit is ultimately placed will be borne exclusively by the Fund.

         Other Investment Companies. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the 1940 Act require that the Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; (b) the Fund and any company or companies controlled by the Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase; and (c) the Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion, along with other shareholders, of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

            Strategic Transactions. The Adviser does not, as a general rule, intend to regularly enter into strategic transactions for the purpose of reducing currency and market risk, for two reasons. First, since financial derivatives in Eastern European markets currently must be tailor-made to the Fund's specifications, they are extremely costly and illiquid instruments, and as such do not offer a cost-effective way to reduce currency and market risk. Second, the Fund is intended for investors with a long-term investment horizon and it is the Adviser's view that any short-term losses due to fluctuations in local currencies or stock market values will be compensated over the long term by the capital appreciation of the portfolio securities. Notwithstanding the foregoing, the Adviser may, from time to time as circumstances dictate, engage in strategic transactions as described below.

         Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such investments are illiquid.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could affect adversely the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board. The Board monitors the liquidity determinations made by the Adviser. In addition, the value of securities for which no market quotations are readily available (including restricted securities) is determined by the Board after considering all relevant information. All liquidity and valuation procedures are reviewed periodically to ensure their continued appropriateness and adequacy in light of changing circumstances.

         Hedging and Risk Management Practices. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

         Forward Contracts. The Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with the Fund's forward contract purchases, the Fund's custodian will maintain in a segregated account cash or liquid assets with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts presently are not regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may regulate them in the future, and limit the ability of the Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts and options on futures contracts. The Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

         The Fund will file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility will include the representation that the Fund would use futures contracts and related options for bona fide hedging purposes within the meaning of the CFTC regulations, provided that the Fund might hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount might be excluded from such 5%.

         The Fund will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund's futures transactions generally will be entered into only for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect the Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While the Fund's futures contracts on securities or currencies will usually be liquidated in this manner, the Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge its positions, the Fund seeks to establish more certainty then would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, the Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, the Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that the Fund has acquired or expects to acquire. Loss from investing in futures transactions by the Fund is potentially unlimited.

         As part of its hedging strategy, the Fund also may enter into other types of financial futures contracts if, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of the Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts gives the Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives the Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         The Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. The Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining their qualification as a regulated investment company for Federal income tax purposes.

            Currency Transactions. When the Fund needs to convert assets denominated in one currency to a different currency, it normally conducts foreign currency exchange transactions on a spot or cash basis at the prevailing rate in the currency exchange market. In addition, the Fund may engage in the following strategic currency transactions: (1) entering into privately traded forward foreign currency exchange contracts, (2) purchasing and selling exchange traded currency futures contracts and options on futures and (3) purchasing and writing exchange traded and OTC options on currency. Forward contracts and futures contracts create an obligation (and corresponding right) to purchase or sell a specified currency at an agreed price at a future date. Options on currency futures give the purchaser the right to assume a position in the underlying futures contract. Call and put options on currency give the purchaser the right to purchase or sell a specified currency at a designated exercise price by exercising the option before it expires.

         The Fund will enter into currency contracts for non-speculative purposes. For example, the Fund may use currency contracts to "lock in" the U.S. dollar price of a security that the Fund has contracted to purchase or sell. In addition, the Fund may use contracts involving the sale of currency to hedge against a decline in the value of portfolio securities denominated in that currency if the Adviser determines that there is a pattern of correlation between the two currencies. All forward and futures contracts involving the purchase of currency and all options written by the Fund will be covered by maintaining cash or liquid assets in a segregated account.

         The Fund's success in using currency contracts will usually depend on the Adviser's ability to forecast exchange rate movements correctly. If exchange rates move in an unexpected direction, the Fund may not achieve the intended benefits of, or may realize losses on, a currency contract.

         Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

         The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Although the Fund does not currently intend to do so, it may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves the Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

         The Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid securities with at least the value of the exercise price of the put options. In segregating such assets, the custodian either deposits such assets in a segregated account or separately identifies such assets and renders them unavailable for investment. The Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.

         While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

         Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

            Temporary  Investments.  As determined by the Adviser, for temporary defensive purposes when market conditions warrant, the Fund may invest up to 100% of its total assets in the following: (1) high-quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality (as determined by the Adviser), money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country; (2) short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; (3) finance company and corporate commercial paper, and other short-term corporate obligations;
obligations of banks (including certificates of deposit, time deposits and bankers' acceptances); and (4) repurchase agreements with banks and broker-dealers with respect to such securities.

         Repurchase Agreements. The Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Adviser currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. The Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether the Fund should enter into a repurchase agreement, and the Fund will only enter into repurchase agreements with banks and dealers which are determined to present minimal credit risk by the Adviser under procedures adopted by the Board of Trustees.

         In effect, by entering into a repurchase agreement, the Fund is lending its funds to the seller at the agreed upon interest rate, and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

         The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Default by the seller would also expose the Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.

         Repurchase agreements that do not provide for payment to the Fund within seven days after notice without taking a reduced price are considered illiquid securities.

            Borrowing and Reverse Repurchase Agreements. The Fund may borrow money from banks or through reverse repurchase agreements solely for temporary or emergency (and not for leverage) purposes. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Fund's total assets. In a reverse repurchase agreement the Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security by remitting an amount equal to the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         The Adviser will consider the creditworthiness of the other party in determining whether the Fund will enter into a reverse repurchase agreement. Under normal circumstances the Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33 1/3% of the value of its total assets to be subject to such agreements.

         The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to the Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that the Fund may not be able to establish its right to receive the underlying securities.

                                                     RISK FACTORS

         All investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's securities, including general economic conditions, market factors and currency exchange rates. An investment in the Fund is not intended as a complete investment program.

         Foreign Securities. The Fund may purchase securities of issuers located in any foreign country, consistent with its investment objective. Investing in securities issued by companies and governments of foreign nations involves special risks and considerations typically not associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher, non-negotiable commission rates on foreign portfolio transactions, longer settlement periods, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital. Also, changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities in the Fund's portfolio which are denominated or quoted in currencies other than the U.S. dollar. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Moreover, the dividend or interest income or gain from the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

         These risks are often heightened for investments in certain Eastern European countries as well as other developing or emerging markets, where the risks include the possibility that such countries may revert to a centrally planned economy. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable issuers in developed markets. Clearance and settlement procedures are different in some emerging markets and at times settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of those securities, or, if the Fund had entered into a contract to sell a security, in possible liability to the purchaser.

         Costs associated with transactions in foreign securities generally are higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency. Developing countries also may impose restrictions on the Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

         Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Some countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be traded internationally. Certain developing countries face serious exchange constraints.

         Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments and are dependent on foreign economic assistance. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

         In many emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on the Fund's non-dollar denominated securities.

         Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

         Securities traded in certain emerging securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Furthermore, there can be no assurance that the Fund's investments in certain developing countries would not be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of developing countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities.

         For more information regarding Risk Factors see Appendix.

                                                PURCHASE OF SHARES

         The purchase price of shares of the Fund is the net asset value next determined after receipt of the purchase order in proper order by the transfer agent. The Fund and its distributor reserve the right in their sole discretion
(i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

         At the Fund's discretion, shares of the Fund also may be purchased by exchanging securities acceptable to the Fund. The Fund need not accept any security offered for exchange unless it is consistent with the Fund's investment objective and restrictions and is acceptable otherwise to the Fund. Securities accepted in exchange for shares will be valued in accordance with the Fund's usual valuation procedures. Investors interested in making an in-kind purchase of Fund shares must first telephone the Adviser to advise it of their intended action and obtain instructions for an in-kind purchase.


                                               REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

         If a shareholder redeems shares of the Fund which have been held less than six months (including shares to be exchanged), the Fund will deduct from the proceeds a redemption charge of 2% of the amount of the redemption. This amount is retained by the Fund to offset the Fund's costs of purchasing and selling securities. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by the Fund.


                                                PORTFOLIO TURNOVER

             The portfolio turnover rate of the Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. Although the portfolio turnover rate may vary from year to year, the Adviser expects, during normal market conditions, that the Fund's portfolio turnover rate will not exceed 100%. For the period April 2, 1998 (commencement of operations) through December 31, 1998, the portfolio turnover rate was __%.


                                              INVESTMENT LIMITATIONS

         The Fund is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. The Fund will not:

         (1) enter into commodities or commodity contracts, other than financial and currency futures contracts, options on futures contracts, options on securities, indices and currency, forward contracts, swaps and other financial or currency derivative contracts;

         (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

         (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, such as bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, (ii) by entering into repurchase agreements and (iii) through the lending of its portfolio securities;

(4) purchase on margin or sell short except as permitted by the 1940 Act;

         (5) with respect to 75% of its total assets, at the time of purchase invest more than 5% of its total assets or purchase more than 10% of the outstanding voting securities of the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

         (6) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (7) below and may enter into reverse repurchase agreements;

         (7) borrow money, except that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 331/3% of its total assets at the time of the borrowing;

         (8)      underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting;

         (9) acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; other than obligations issued or guaranteed by the U.S.
                  Government, its agencies, enterprises or instrumentalities.

         In addition, as non-fundamental policies, the Fund will not invest more than 15% of its net assets, at the time of purchase, in illiquid securities, including repurchase agreements which have maturities of more than seven days; the Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding; and the Fund will not invest for the purpose of exercising control over management of any company.

         If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by the Fund that exceed the limitation set forth in investment limitation 7 above must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays).

                                              MANAGEMENT OF THE FUND

Board Members and Officers. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day to day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years.



          Name, Address and Position              Age           Principal Occupation During Past Five Years

Jean G. Pilloud*, President                        55    Senior Manager of Pictet & Cie.
and Chairman
Pictet & Cie
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jean-Francois Demole* , Trustee                    37    Partner of Pictet & Cie
Pictet & Cie
29, Boulevard Georges-Favon
1204 Geneva
Switzerland

Jeffrey P. Somers,* Trustee                        56    Officer,  Director and Stockholder of Morse,  Barnes-Brown
Morse, Barnes-Brown & Pendleton                          & Pendleton  (law  firm);  Associate  lawyer and  Partner,
1601 Trapelo Road                                        Gadsby & Hannah, prior to February 1995.
Reservoir Place
Waltham, MA  02154

Bruce W. Schnitzer, Trustee                        54    Chairman of the Board of Wand  Partners,  Inc.;  Director,
Wand Partners, Inc.                                      PennCorp Financial Group, AMRESCO Inc., and Nestor, Inc.
630 Fifth Avenue, Suite 2435
New York, NY  10111

David J. Callard, Trustee                          60    President,  Wand Partners,  Inc.;  Director,  Chartwell Re
Wand Partners, Inc.                                      Corporation, and Information Management Associates, Inc.
630 Fifth Avenue, Suite 2435
New York, NY  10111

Gail A. Hanson, Secretary                          57    Counsel,  First Data  Investor  Services  Group,  Inc. Ms.
First Data Investor Services Group, Inc.                 Hanson has been employed by First Data  Investor  Services
One Exchange Place                                       Group,  Inc. since  September  1994.  Previously,  she was
Boston, MA  02109                                        employed as an  Associate  at Bingham,  Dana & Gould prior to 1994.

   William J. Baltrus, Treasurer                   31    Director Client  Services at First Data Investor  Services
                                                         Group,  Inc.  (financial  services) from September 1998 to present.  Manager  Corporate  &  Blue  Sky  Compliance  at
                                                         First Data Investor  Services  Group,  Inc.,  formerly FPS
                                                         Services,  Inc.  (financial  services) from August 1994 to
                                                         September  1998.  Corporate  Compliance  Administrator  at
                                                         FPS Services,  Inc.  (financial  services) from April 1994 to August  1994.  Account  Manager at FPS  Services,  Inc.
                                                         (financial services) from July 1991 to April 1994.

Remuneration of Board Members. The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board and committee meeting attended and out-of-pocket expenses incurred in attending such meetings.


                                                  COMPENSATION TABLE

         The following table sets forth the compensation paid to the Trustees for the Trust for the fiscal year ended December 31, 1998. Compensation is not paid to any officers of the Trust by the Fund. Further, the Trust does not provide any pension or retirement benefits to its Trustees and officers.




                                                                                TOTAL
                                                                            COMPENSATION
                                           AGGREGATE                       FROM THE TRUST
  NAME OF PERSON AND POSITION            COMPENSATION                     AND COMPLEX PAID
                                        FROM THE TRUST                       TO TRUSTEES

David J. Callard                            $10,500                            $10,500
     Trustee

Jean-Francois Demole                          $0                                 $0
     Trustee

Jean G. Pilloud                               $0                                 $0
     Trustee

Bruce W. Schnizter                          $7,500                             $7,500
     Trustee

Jeffrey P. Somers                           $9,500                             $9,500
     Trustee

                             Control Persons and Principal Holders of Securities

         [As of December 31, 1998, the following entities owned 5% or more of the outstanding shares of the Fund:




As of December 31, 1998, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.]


                                      INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of the Fund, has entered into an investment advisory agreement with Pictet International Management Limited. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Fund, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Fund.

            As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.50% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed not to impose its fees and to reimburse expenses as may be necessary to assure that the net operating expenses of the Fund will not exceed 2.00% of the Fund's average daily net assets. For the period April 2, 1998 (commencement of operations) through December 31, 1998 the Fund incurred $____ in fees for advisory services. For the period April 2, 1998 through December 31, 1998, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                  Period Ended
                                  December 31,
                                                             1998
             Fees waived.....................                 $
             Expenses reimbursed.............                 $

         The Adviser, located at Cutlers Garden, 5 Devonshire Square, London, England EC2M 4WB, is a wholly-owned subsidiary of Pictet (Canada) and Company Ltd. ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and eight limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.

         Administrative services are provided to the Trust by First Data Investor Services Group, Inc. ("Investor Services Group") pursuant to an administration agreement. For the period April 2, 1998 (commencement of operations) through December 31, 1998, the Fund paid $____ in fees to Investor Services Group for administration services rendered.

                                              PORTFOLIO TRANSACTIONS

 .........   The  investment advisory agreement  authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. The Adviser, may, however, consistent with the interests of the Fund, select brokers on the basis of the research, statistical and pricing services they provide to the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients. Brokerage commissions paid by the Fund for the period April 2, 1998 (commencement of operations) through December 31, 1998 were $____. None of these commissions were paid to an affiliate.

 .........Some  securities  considered  for  investment  by the  Fund may also be appropriate for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.


                                      ADDITIONAL INFORMATION CONCERNING TAXES

 .........General. The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

 .........The  Fund is treated as a separate  taxable  entity  under the Internal
Revenue  Code of 1986,  as  amended  (the  "Code"),  and  intends to elect to be
treated,   and  to  qualify  each  year,  as  a  regulated  investment  company.
Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, the Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of the Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income
(including, but not limited to, gains from forward contracts) derived with respect to its business of investing in such stock, securities or currencies. The Treasury Department by regulation may exclude from qualifying income foreign currency gains which are not related directly to the Fund's principal business of investing in stock or securities. Any income derived by the Fund from a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

 .........The  Fund will not be treated as a regulated  investment  company under the Code if 30% or more of its gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act) and (2) foreign currencies (and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities. Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

 .........In order to qualify as a regulated  investment  company,  the Fund must also diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

 .........Any  distribution of the excess of net long-term  capital gain over net short-term capital loss and appropriately designated by the Fund is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held the Fund's shares and whether such distribution is received in cash or additional Fund shares. The Fund will designate such distributions as capital gain distributions in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the redemption or other sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss on the sale of those shares will be treated as long-term capital loss to the extent of the capital gain distributions received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of the Fund are acquired (including dividend reinvestments) within a prescribed period.

 .........An  individual's  net long-term  capital gains are taxable at a maximum effective rate of 28%. Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum
effective   marginal  rate  of  tax  for  some  taxpayers  may  be  higher.  For corporations, long-term and short-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (although surtax provisions apply at certain income levels to result in higher effective marginal rates).

 .........If  the Fund  retains net capital gain for  reinvestment,  the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the Federal income taxes paid by the Fund on such gain as a credit against their own Federal income tax liabilities and would be entitled to an increase in their basis in their Fund shares.

 .........If  for any  taxable  year the Fund does not  qualify  for the  special
Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction for corporations.

 .........Foreign  Taxes.  Income  (including,  in  some  cases,  capital  gains)
received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and other qualified foreign taxes paid by it. If this election is made, each taxable shareholder will be required to include in gross income (in addition to dividends and distributions actually received) his pro rata share of the qualified foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If the Fund makes this election, each shareholder will be notified within 60 days after the close of the Fund's taxable year.

 .........Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

 .........The  Fund may  invest  up to 10% of its  total  assets  in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operating as investment companies, also may satisfy the PFIC definition. A portion of the income and gains that the Fund derives from an equity investment in a PFIC may be subject to a non-deductible federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income actually is distributed by the PFIC or by making an election (if available) to mark its PFIC investments to market or by otherwise managing its PFIC investments. The Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

 .........Other  Tax  Matters.  Special  rules  govern  the  Federal  income  tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the
special  rules  include   transactions  in  foreign  currency  denominated  debt
instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and, absent an election that may be available in some cases, generally is taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of the Fund's income, gain or loss and hence of its distributions to shareholders. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

 .........The  Fund may recognize  income currently each taxable year for Federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, the Fund must distribute substantially all of its income to shareholders. Thus, the Fund
may  have  to  dispose  of  its  portfolio   securities  under   disadvantageous
circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

            Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 1998, the Fund has [elected to defer capital losses and currency losses occurring between November 1, 1998 and December 31, 1998 of $____ and $____, respectively, under these rules. Such losses will be treated as arising on the first day of the year ending December 31, 1999].

 .........The  Fund is not liable for  Massachusetts  corporate  excise  taxes or franchise taxes and, provided that it qualifies as a regulated investment company, will not be required to pay Massachusetts income tax.

 .........Exchange   control  regulations  that  may  restrict   repatriation  of
investment income, capital, or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

 .........Different   tax  treatment,   including  penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

 .........The  foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

 .........Non-U.S.  investors not engaged in a U.S.  trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


                                             PERFORMANCE CALCULATIONS

 .........The  Fund may  advertise  its average  annual  total  return.  The Fund computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                                   T               = [( ERV )1/n - 1] P

                           Where:  T    =   average annual total return.
                                 ERV        = ending redeemable value at the end
                                            of  the   period   covered   by  the
                                            computation of a hypothetical $1,000
                                            payment made at the beginning of the
                                            period.

                                   P = hypothetical initial payment of $1,000.

                                   n  =  period  covered  by  the   computation,
expressed in terms of years.

         The Fund computes its aggregate total return by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                                   T    =   [(  ERV  ) - 1]
                                                   P

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund's average annual total return and aggregate total return do not reflect any fees charged by Institutions to their clients.

                                                GENERAL INFORMATION

         Dividends and Capital Gain Distributions

         The Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that generally will avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gain distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of the Fund by an investor may have the effect of reducing the per share net asset value of the Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.

            Description of Shares and Voting Rights

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may be held personally liable as partners for its obligations under certain circumstances. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust was organized as a Massachusetts business trust on May 23, 1995. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently, the Trust has four series, one of which is the Fund. Each series currently has only one class of shares. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Shares of each series are entitled to vote separately to approve investment advisory agreements or charges in fundamental investment policies, but vote together on the election of Trustees or selection of independent accountants. Under Massachusetts law and the Declaration of Trust, the Trust is not required and currently does not intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. Meetings of shareholders for the purpose of electing Trustees normally will not be held unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of such meeting.

         Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.

         Administrative and Transfer Agent Services

         Investor Services Group serves as the Trust's administrator, accounting agent and transfer agent, and in these capacities, supervises the Trust's day-to-day operations, other than management of the Fund's investments. Investor Services Group is a wholly-owned subsidiary of First Data Corporation. For its services as accounting agent, Investor Services Group is entitled to receive a fee from the Trust computed daily and payable monthly at the annual rate of .04% of the aggregate average daily net assets of the Trust, subject to a $50,000 annual minimum from the Fund. For administrative services, the Investor Services Group is entitled to receive $220,000 per annum from the Trust, allocated among the Fund and other series of the Trust based on average daily net assets. In addition, Investor Services Group is paid separate compensation for its services as transfer agent.

         Investor Services Group is located at 3200 Horizon Drive, King of Prussia, Pennsylvaina 19406.

Distributor. First Data Distributors, Inc. (the "Distributor") is the principal underwriter and distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

Custodian. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.

         Independent  Accountants.  PricewaterhouseCoopers  LLP,  located at One
Post  Office  Square,   Boston,   Massachusetts  02109,  serves  as  independent
accountants for the Trust and audits the Trust's financial statements annually.

         Counsel.  Hale and Dorr LLP serves as counsel to the Trust.

                                           FINANCIAL STATEMENTS

            The Trust's annual report for the year ended December 31, 1998 accompanies this Statement of Additional Information and the Fund's financial statements and related notes and the report of independent accountants contained therein are incorporated by reference into this Statement of Additional Information.

              APPENDIX -- DESCRIPTION OF RATINGS AND U.S. GOVERNMENT SECURITIES

I.       Description of Commercial Paper Ratings

         Description of Moody's highest commercial paper rating: Prime-1 ("P-1") --judged to be of the best quality. Issuers rated P-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         Description  of S&P highest  commercial  papers  ratings:  A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is either overwhelming or very strong.

         Description of Bond Ratings

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest investment attributes, within those categories are designated by the symbols Aa1, A1 and Baa1, respectively.

II.      Description of U.S. Government Securities and Certain Other Securities

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States Government. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government
National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

                                            C: OTHER INFORMATION

Item 23.      Exhibits


                      Exhibits:

a(1) Declaration of Trust dated May 23, 1995 is incorporated by reference to Post-Effective No. 3 as filed with the Securities and Exchange Commission January 2, 1996 ("Post-Effective Amendment No. 3").

a(2) Amendment to the Declaration of Trust dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

a(3) Amendment to the Declaration of Trust dated December 28, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

a(4) Amendment to the Declaration of Trust dated March 1, 1996 is incorporated by reference to Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission April 1, 1996 ("Post-Effective Amendment No. 4").

a(5) Amendment to the Declaration of Trust dated April 17, 1997 is incorporated by reference to Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission April 30, 1998 ("Post-Effective Amendment No. 8").

a(6) Amendment to the Declaration of Trust dated April 17, 1997 is incorporated by reference to Post-Effective Amendment No. 10.

b By-Laws dated May 23, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

                      c             Not Applicable.

d(1) Investment Advisory Agreement between Registrant and Pictet International Management Limited dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3

d(2) Supplement dated January 2, 1996 to the Investment Advisory Agreement with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

d(3) Supplement dated March 12, 1997 to the Investment Advisory Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

d(4) Supplement to the Investment Advisory Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

e(1) Distribution Agreement between Registrant and 440 Financial Distributors, Inc. (now known as First Data Distributors, Inc.) dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

e(2) Supplement dated January 2, 1996 to the Distribution Agreement with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

e(3) Supplement dated March 12, 1997 to the Distribution Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

e(4) Supplement to the Distribution Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

                      f             Not Applicable.

g(1) Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated September 15, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

g(2) Amendment to Custodian Agreement dated January 10, 1996 with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4

g(3) Amendment to Custodian Agreement dated September 13, 1996 is incorporated by reference to Post-Effective Amendment No. 6 filed with the Securities and Exchange Commission February 17, 1997.

g(4) Amendment to Custodian Agreement dated September 16, 1997 with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

g(5) Amendment to Custodian Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

h(1) Transfer Agency and Services Agreement between Registrant and The Shareholder Services Group, Inc. (now known as First Data Investor Services
Group, Inc.) dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

h(2)  Supplement  dated  January 2, 1996 to the  Transfer  Agency  and  Services
Agreement  with  respect  to  Pictet   International  Small  Companies  Fund  is
incorporated by reference to Post-Effective Amendment No. 4.

h(3) Supplement dated March 12, 1997 to the Transfer Agency and Services Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

h(4) Supplement to the Transfer Agency and Services Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

h(5) Administration Agreement dated October 3, 1995 between Registrant and The Shareholder Services Group, Inc. (now known as First Data Investors Services Group, Inc.) with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

h(6) Supplement dated January 2, 1996 to the Administration Agreement dated October 3, 1995 with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

h(7) Supplement dated March 12, 1997 to the Administration Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

h(8) Supplement to the Administration Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

                      i             Not Applicable.

j Consent of Independent Auditors to be filed by subsequent amendment.

                      k             Not Applicable.

l(1) Purchase Agreement dated October 2, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

l(2)  Purchase   Agreement  dated  February  1,  1996  with  respect  to  Pictet
International Small Companies is incorporated by reference to Post-Effective Amendment No. 4.

l(3) Purchase Agreement dated March 12, 1997 with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                      m             Not Applicable.

n Financial Data Schedules to be filed by subsequent amendment.

                      o             Not Applicable.


Item 24.      Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person.

Item 25.      Indemnification

Under Section 4.3 of Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit, or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust, as amended, and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, as amended, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Adviser

Pictet International Management Limited (the "Adviser") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by eight partners. The Adviser, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

The list required by this Item 26 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15143).

Item 27.      Principal Underwriters

(a) In addition to Panorama Trust, First Data Distributors, Inc. (the "Distributor") currently acts as distributor for ABN AMRO Funds, Alleghany Funds, First Choice Funds Trust, Forward Funds, Inc., Galaxy Fund II, Galaxy VIP Fund, IAA Trust Asset Allocation Fund, Inc., IAA Trust Growth Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., IBJ Funds Trust, ICM Series Trust, Light Index Fund, Inc., LKCM Funds, Matthews International Funds, McM Funds, Metropolitan West Funds, BT Insurance Funds Trust, RWB/WPG U.S. Large Stock Fund, Smith Breeden Series Fund, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Galaxy Fund, The Govett Funds, Inc., The Potomac Funds, The Sports Funds Trust, The Stratton Funds, Inc., Tomorrow Funds Retirement Trust, Trainer, Wortham First Mutual Funds, Undiscovered Managers Funds, Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer International Fund, Wilshire Target Funds, Inc., Worldwide Index Funds, WPG Growth Fund, WPG Growth and Income Fund and WPG Tudor Fund. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is a wholly-owned subsidiary of First Data Corporation and is located at 4400 Computer Drive, Westborough, MA 01581.

         (b) The information required by this Item 27 (b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934, as amended (File No. 8-45467).

         (c)      Not Applicable.

Item 28.      Location of Accounts and Records

All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:

              Pictet International Management Limited
              Cutlers Gardens
              5 Devonshire Square
              London, England EC2M 4LD
              (records relating to its functions as investment adviser)

              Brown Brothers Harriman & Co.
              40 Water Street
              Boston, Massachusetts  02109
              (records relating to its functions as custodian)

              First Data Investor Services Group, Inc.
              101 Federal Street
              BOS 610
              Boston, Massachusetts  02110
              (records relating to its functions as administrator)

              First Data Investor Services Group, Inc.
              4400 Computer Drive
              Westboro, Massachusetts  01581-5120
              (records relating to its functions as transfer agent)

              First Data Distributors, Inc.
              4400 Computer Drive
              Westboro, Massachusetts  01581-5120
              (records relating to its functions as distributor)

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable

                                                    EXHIBIT INDEX

Exhibit
Number   Description



g(5) Amendment to Custodian Agreement dated September 16, 1997 with respect to Pictet European Equity Fund.

                                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Panorama Trust has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of February 1999.

                                                     PANORAMA TRUST

                                                  By        /s/Jean G. Pilloud
                                                              Jean G. Pilloud
                                                Chairman, President and Trustee


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registration Statement of Panorama Trust has been signed by the following persons in the capacities and on the dates indicated:

Signature                           Title                              Date

/s/Jean G. Pilloud                  Chairman, President                February 26, 1999
------------------
(Jean G. Pilloud)          and Trustee
                                    (principal executive officer)

/s/William J. Baltrus               Treasurer                          February 26, 1999
---------------------
(William J. Baltrus)                (principal financial and
                                    accounting officer)

/s/Jean-Francois Demole    Trustee                            February 26, 1999
(Jean-Francois Demole)

/s/Jeffrey P. Somers                Trustee                            February 26, 1999
(Jeffrey P. Somers, Esq.)

/s/Bruce W. Schnitzer               Trustee                            February 26, 1999
(Bruce W. Schnitzer)

/s/David J. Callard                 Trustee                            February 26, 1999
(David J. Callard)
